JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
LONG POSITIONS — 101.1%
COMMON STOCKS — 67.5%
Argentina — 0.1%
MercadoLibre, Inc.*	2		2,527

Australia — 0.6%
Afterpay Ltd.*	2		157
AGL Energy Ltd.	6		33
Ampol Ltd.	3		53
APA Group	12		84
Aristocrat Leisure Ltd.	6		179
ASX Ltd.	2		112
Aurizon Holdings Ltd.	19		54
AusNet Services Ltd.	19		25
Australia & New Zealand Banking Group Ltd.	29		590
BHP Group Ltd.	30		1,178
BHP Group plc	341		11,029
BlueScope Steel Ltd.	5		90
Brambles Ltd.	15		128
Cochlear Ltd.	1		120
Coles Group Ltd.	14		175
Commonwealth Bank of Australia	18		1,325
Computershare Ltd.	5		63
Crown Resorts Ltd.*	4		24
CSL Ltd.	5		987
Dexus, REIT	11		83
Domino’s Pizza Enterprises Ltd.	1		53
Endeavour Group Ltd.*	13		63
Evolution Mining Ltd.	17		53
Fortescue Metals Group Ltd.	17		315
Glencore plc*	102		457
Goodman Group, REIT	17		282
GPT Group (The), REIT	20		67
Insurance Australia Group Ltd.	25		90
LendLease Corp. Ltd.	7		62
Macquarie Group Ltd.	4		404
Magellan Financial Group Ltd.	1		51
Medibank Pvt Ltd.	28		68
Mirvac Group, REIT	40		84
National Australia Bank Ltd.	34		640
Newcrest Mining Ltd.	8		160
Northern Star Resources Ltd.	11		84
Oil Search Ltd.	729		2,037
Orica Ltd.	4		37
Origin Energy Ltd.	18		54
Qantas Airways Ltd.*	9		31
QBE Insurance Group Ltd.	15		120
Ramsay Health Care Ltd.	2		87
REA Group Ltd.	1		63
Reece Ltd.	3		51
Rio Tinto Ltd.	4		371
Rio Tinto plc	71		6,005
Santos Ltd.	19		90
Scentre Group, REIT	53		101
SEEK Ltd.	3		73
Sonic Healthcare Ltd.	5		135
South32 Ltd.	49		107
Stockland, REIT	24		78
Suncorp Group Ltd.	13		111
Sydney Airport*	13		77
Tabcorp Holdings Ltd.	22		82
Telstra Corp. Ltd.	42		118
Transurban Group	28		294
Treasury Wine Estates Ltd.	7		64
Vicinity Centres, REIT	39		45
Washington H Soul Pattinson & Co. Ltd.	1		26
Wesfarmers Ltd.	12		521
Westpac Banking Corp.	37		671
WiseTech Global Ltd.	1		33
Woodside Petroleum Ltd.	10		158
Woolworths Group Ltd.	13		369

			31,431

Austria — 0.2%
Erste Group Bank AG	169		6,548
Mondi plc	5		136
OMV AG	1		80
Raiffeisen Bank International AG	1		35
Verbund AG	1		64
voestalpine AG	1		52
Wienerberger AG	56		2,282

			9,197

Belgium — 0.2%
Ageas SA	2		94
Anheuser-Busch InBev SA	8		490
bpost SA*	190		2,129
Elia Group SA/NV	—	(a)	37
Etablissements Franz Colruyt NV	1		31
Groupe Bruxelles Lambert SA	1		133
KBC Group NV	102		8,190
Proximus SADP	2		32
Sofina SA	—	(a)	73
Solvay SA	1		101
UCB SA	1		139
Umicore SA	2		124

			11,573

Brazil — 0.2%
Itau Unibanco Holding SA (Preference)	427		2,475
Localiza Rent a Car SA*	173		2,069
Lojas Renner SA*	337		2,675
Magazine Luiza SA*	509		2,014
Suzano SA*	184		1,925
Yara International ASA	2		93

			11,251

Canada — 0.4%
Brookfield Asset Management, Inc., Class A(b)	19		1,008
Canadian National Railway Co.	62		6,777
Fairfax Financial Holdings Ltd.	4		1,676
TC Energy Corp.	96		4,692
Toronto-Dominion Bank (The)	119		7,901

			22,054

Chile — 0.0%(c)
Antofagasta plc	4		83

China — 6.5%
Advanced Micro-Fabrication Equipment, Inc., Class A*	48		1,731
Aier Eye Hospital Group Co. Ltd., Class A	239		2,183
Alibaba Group Holding Ltd.*	1,194		29,170

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Alibaba Group Holding Ltd., ADR*	14	2,705
Amoy Diagnostics Co. Ltd., Class A	23	292
Angel Yeast Co. Ltd., Class A	158	1,147
Autobio Diagnostics Co. Ltd., Class A	65	623
Baidu, Inc., Class A*	157	3,218
Bank of Ningbo Co. Ltd., Class A	262	1,314
Beijing Kingsoft Office Software, Inc., Class A	2	81
Beijing Kingsoft Office Software, Inc., Class A	15	744
Bilibili, Inc., ADR*(b)	60	5,160
BOC Hong Kong Holdings Ltd.	38	120
BOE Technology Group Co. Ltd., Class A	4,894	4,357
BTG Hotels Group Co. Ltd., Class A*	268	773
Budweiser Brewing Co. APAC Ltd.(d)	791	2,207
Chacha Food Co. Ltd., Class A	106	616
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	49	1,564
China Construction Bank Corp., Class H	8,474	5,903
China Gas Holdings Ltd.	548	1,687
China Lesso Group Holdings Ltd.	1,408	2,940
China Merchants Bank Co. Ltd., Class A	677	4,882
China Merchants Bank Co. Ltd., Class H	619	4,709
China Molybdenum Co. Ltd., Class H	1,506	1,102
China Tourism Group Duty Free Corp. Ltd., Class A	59	2,185
Chongqing Brewery Co. Ltd., Class A*	43	1,037
Chongqing Fuling Zhacai Group Co. Ltd., Class A	142	668
Chow Tai Fook Jewellery Group Ltd.	20	42
Cloopen Group Holding Ltd., ADR*(b)	101	489
Contemporary Amperex Technology Co. Ltd., Class A	121	10,388
Country Garden Services Holdings Co. Ltd.	260	2,111
ESR Cayman Ltd.*(d)	20	71
Flat Glass Group Co. Ltd., Class H(b)	290	1,297
Foshan Haitian Flavouring & Food Co. Ltd., Class A	213	3,790
Fu Jian Anjoy Foods Co. Ltd., Class A	107	2,679
Fu Jian Anjoy Foods Co. Ltd., Class A	6	138
Futu Holdings Ltd., ADR*(b)	1	52
Fuyao Glass Industry Group Co. Ltd., Class A	41	303
Fuyao Glass Industry Group Co. Ltd., Class H(d)	209	1,332
Glodon Co. Ltd., Class A	101	982
Guangdong Haid Group Co. Ltd., Class A	126	1,222
Guangzhou Automobile Group Co. Ltd., Class H	3,140	2,722
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	76	1,561
Haier Smart Home Co. Ltd., Class H	1,508	5,171
Hangzhou Tigermed Consulting Co. Ltd., Class A	108	2,649
Han’s Laser Technology Industry Group Co. Ltd., Class A	569	3,249
Hefei Meiya Optoelectronic Technology, Inc., Class A	127	972
Hongfa Technology Co. Ltd., Class A	139	1,414
Hualan Biological Engineering, Inc., Class A	243	1,387
Huazhu Group Ltd.*	397	1,684
Hundsun Technologies, Inc., Class A	184	1,589
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	626	3,240
Jade Bird Fire Co. Ltd., Class A	687	2,770
JD.com, Inc., Class A*	55	1,913
Jiangsu Hengli Hydraulic Co. Ltd., Class A	140	2,120
Jiangsu Hengrui Medicine Co. Ltd., Class A	508	4,285
Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	217	541
Joinn Laboratories China Co. Ltd., Class A	40	1,178
Joinn Laboratories China Co. Ltd., Class H(d)	22	375
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	179	1,014
Joyoung Co. Ltd., Class A	407	1,583
Kangji Medical Holdings Ltd.	1,069	1,567
KE Holdings, Inc., ADR*	37	812
Kingdee International Software Group Co. Ltd.*	659	2,058
Kingsoft Corp. Ltd.	355	1,661
Kunlun Energy Co. Ltd.	2,138	1,848
Kweichow Moutai Co. Ltd., Class A	24	6,242
Laobaixing Pharmacy Chain JSC, Class A	86	580
LONGi Green Energy Technology Co. Ltd., Class A	364	4,865
Maxscend Microelectronics Co. Ltd., Class A	34	2,122
Meituan*(d)	248	6,851
Midea Group Co. Ltd., Class A	97	951
Minth Group Ltd.	510	2,157
Montage Technology Co. Ltd., Class A	67	701
NetEase, Inc.	131	2,600
NXP Semiconductors NV	102	20,966
Oppein Home Group, Inc., Class A	52	1,165
Pharmaron Beijing Co. Ltd., Class H(d)	67	1,474
Ping An Bank Co. Ltd., Class A	2,324	6,365
Ping An Insurance Group Co. of China Ltd., Class A	480	3,991
Ping An Insurance Group Co. of China Ltd., Class H	607	5,307
Poly Developments and Holdings Group Co. Ltd., Class A*	839	1,300
Prosus NV*	5	439
Qingdao Haier Biomedical Co. Ltd., Class A	23	370
Qingdao Haier Biomedical Co. Ltd., Class A	9	147
Sangfor Technologies, Inc., Class A	50	1,862
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	200	851
Shanghai Baosight Software Co. Ltd., Class A	239	2,470
Shanghai Liangxin Electrical Co. Ltd., Class A	641	2,168
Shanghai M&G Stationery, Inc., Class A	75	819

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Shanghai Putailai New Energy Technology Co. Ltd., Class A	49		980
Shenzhen Inovance Technology Co. Ltd., Class A	215		2,602
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	52		3,157
Shenzhou International Group Holdings Ltd.	91		2,020
Silergy Corp.	16		2,171
Skshu Paint Co. Ltd., Class A	50		1,192
StarPower Semiconductor Ltd., Class A	8		558
Sunny Optical Technology Group Co. Ltd.	116		3,522
Tencent Holdings Ltd.	535		32,271
Three Squirrels, Inc., Class A	80		488
Tongwei Co. Ltd., Class A	803		5,386
Trip.com Group Ltd., ADR*	43		1,115
Venustech Group, Inc., Class A	174		855
Wanhua Chemical Group Co. Ltd., Class A	298		5,272
Will Semiconductor Co. Ltd., Class A	63		2,950
Wilmar International Ltd.	19		62
Wuliangye Yibin Co. Ltd., Class A	170		5,831
Wuxi Biologics Cayman, Inc.*(d)	405		6,186
Xinyi Solar Holdings Ltd.	1,308		2,635
XPeng, Inc., ADR*(b)	29		1,175
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	206		1,861
Yonyou Network Technology Co. Ltd., Class A	194		1,077
Yunnan Energy New Material Co. Ltd.	184		7,080
Zai Lab Ltd.*	11		1,587
Zhejiang Dingli Machinery Co. Ltd., Class A	103		895
Zhongji Innolight Co. Ltd., Class A	180		1,191

			328,259

Denmark — 1.1%
Ambu A/S, Class B	2		61
AP Moller - Maersk A/S, Class A	—	(a)	88
AP Moller - Maersk A/S, Class B	—	(a)	175
Carlsberg A/S, Class B	52		9,628
Chr Hansen Holding A/S	1		97
Coloplast A/S, Class B	1		221
Danske Bank A/S	7		122
Demant A/S*(b)	1		67
DSV Panalpina A/S	2		514
Genmab A/S*	1		299
GN Store Nord A/S	1		114
Novo Nordisk A/S, Class B	333		30,806
Novozymes A/S, Class B	2		167
Orsted A/S(d)	46		6,754
Pandora A/S	18		2,298
Rockwool International A/S, Class B	—	(a)	46
Royal Unibrew A/S	22		2,977
Tryg A/S	4		91
Vestas Wind Systems A/S	10		379

			54,904

Finland — 0.6%
Cargotec OYJ, Class B	41		2,185
Elisa OYJ	1		92
Fortum OYJ	4		124
Kesko OYJ, Class B	3		118
Kone OYJ, Class B	77		6,374
Neste OYJ	39		2,390
Nokia OYJ*	695		4,269
Nordea Bank Abp	786		9,205
Orion OYJ, Class B(b)	1		46
QT Group OYJ*	19		2,516
Sampo OYJ, Class A(b)	5		245
Stora Enso OYJ, Class R	6		116
UPM-Kymmene OYJ	5		222
Wartsila OYJ Abp	5		73

			27,975

France — 2.6%
Accor SA*	2		65
Adevinta ASA*	3		54
Aeroports de Paris*	—	(a)	36
Air Liquide SA	5		839
Airbus SE*	127		17,389
Alstom SA*(b)	3		118
Amundi SA(d)	1		57
Arkema SA	1		89
Atos SE	1		48
AXA SA	20		510
BioMerieux	—	(a)	50
BNP Paribas SA	62		3,771
Bollore SA	9		50
Bouygues SA	2		89
Bureau Veritas SA	3		98
Capgemini SE	104		22,510
Carrefour SA	6		115
Cie de Saint-Gobain	5		367
Cie Generale des Etablissements Michelin SCA	2		279
Cie Plastic Omnium SA	42		1,327
CNP Assurances	2		29
Covivio, REIT	1		49
Credit Agricole SA	198		2,768
Danone SA	7		489
Dassault Aviation SA	—	(a)	30
Dassault Systemes SE	7		371
Edenred	2		145
Eiffage SA	19		1,929
Electricite de France SA	5		57
Engie SA	19		248
EssilorLuxottica SA	3		549
Eurazeo SE	—	(a)	39
Faurecia SE	1		53
Gecina SA, REIT	—	(a)	73
Getlink SE	4		71
Hermes International	—	(a)	494
Iliad SA	—	(a)	32
Ipsen SA	—	(a)	41
Kering SA	1		687
Klepierre SA, REIT	2		51
La Francaise des Jeux SAEM(d)	54		2,903
Legrand SA	3		304
L’Oreal SA	19		8,820
LVMH Moet Hennessy Louis Vuitton SE	18		14,317
Orange SA	20		224
Orpea SA	1		66
Pernod Ricard SA	2		471
Publicis Groupe SA	2		142
Remy Cointreau SA*	—	(a)	51
Renault SA*	2		74

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Safran SA	112		14,698
Sanofi	12		1,189
Sartorius Stedim Biotech	—	(a)	159
SCOR SE	2		45
SEB SA	—	(a)	47
Societe Generale SA	317		9,285
Sodexo SA*	1		76
Suez SA	3		81
Teleperformance	1		253
Thales SA	1		113
TotalEnergies SE	25		1,110
Ubisoft Entertainment SA*	1		59
Unibail-Rodamco-Westfield, REIT*	1		113
Valeo	2		67
Veolia Environnement SA	5		179
Vinci SA	189		19,968
Vivendi SE(b)	7		251
Wendel SE	—	(a)	38
Worldline SA*(d)	2		226

			131,395

Germany — 2.6%
About You Holding AG*	52		1,505
adidas AG	65		23,726
Allianz SE (Registered)	109		26,994
Aroundtown SA	10		79
BASF SE	9		735
Bayer AG (Registered)	10		596
Bayerische Motoren Werke AG	3		335
Bayerische Motoren Werke AG (Preference)	1		49
Bechtle AG	—	(a)	57
Beiersdorf AG	1		121
Brenntag SE	2		157
Carl Zeiss Meditec AG	—	(a)	90
Commerzbank AG*	10		65
Continental AG*	1		152
Covestro AG(d)	2		127
Daimler AG (Registered)	52		4,655
Deutsche Bank AG (Registered)*	21		265
Deutsche Boerse AG	19		3,090
Deutsche Lufthansa AG (Registered)*(b)	3		34
Deutsche Post AG (Registered)	152		10,275
Deutsche Telekom AG (Registered)	252		5,237
Deutsche Wohnen SE	3		216
DWS Group GmbH & Co. KGaA(d)	53		2,498
E.ON SE	23		279
Eckert & Ziegler Strahlen- und Medizintechnik AG	20		2,687
Evonik Industries AG	2		74
Fresenius Medical Care AG & Co. KGaA	2		170
Fresenius SE & Co. KGaA	4		222
FUCHS PETROLUB SE (Preference)	1		35
GEA Group AG	2		69
Hannover Rueck SE	1		102
HeidelbergCement AG	2		133
HelloFresh SE*	25		2,301
Henkel AG & Co. KGaA	1		95
Henkel AG & Co. KGaA (Preference)	2		182
Infineon Technologies AG	13		508
Jungheinrich AG (Preference)	55		3,052
KION Group AG	1		77
Knorr-Bremse AG	1		83
LANXESS AG	1		61
LEG Immobilien SE	1		115
Merck KGaA	1		270
MTU Aero Engines AG	1		134
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1		385
Nemetschek SE	1		51
Porsche Automobil Holding SE (Preference)	2		167
Puma SE	1		131
Rational AG	—	(a)	57
RWE AG	102		3,640
SAP SE	11		1,526
Sartorius AG (Preference)	—	(a)	172
Schaeffler AG (Preference)	205		1,783
Scout24 AG(d)	1		78
Siemens AG (Registered)	39		6,137
Siemens Energy AG*	4		110
Siemens Healthineers AG(d)	3		181
Symrise AG	1		193
TeamViewer AG*(b)(d)	2		55
Telefonica Deutschland Holding AG	11		28
Uniper SE	1		51
United Internet AG (Registered)	1		45
VERBIO Vereinigte BioEnergie AG(b)	35		1,916
Volkswagen AG	—	(a)	109
Volkswagen AG (Preference)	71		17,307
Vonovia SE	5		361
Zalando SE*(d)	29		3,171

			129,361

Greece — 0.0%(c)
Hellenic Telecommunications Organization SA	98		1,795

Hong Kong — 0.6%
AIA Group Ltd.	1,419		16,979
Bank of East Asia Ltd. (The)	13		22
CK Asset Holdings Ltd.	22		149
CK Infrastructure Holdings Ltd.	7		39
CLP Holdings Ltd.	17		175
Hang Lung Properties Ltd.	20		52
Hang Seng Bank Ltd.	8		149
Henderson Land Development Co. Ltd.	14		63
HK Electric Investments & HK Electric Investments Ltd.(d)	27		27
HKT Trust & HKT Ltd.	39		53
Hong Kong & China Gas Co. Ltd.	113		185
Hong Kong Exchanges & Clearing Ltd.	159		10,155
Hongkong Land Holdings Ltd.	12		54
Jardine Matheson Holdings Ltd.	2		131
Link, REIT	21		199
Melco Resorts & Entertainment Ltd., ADR*	2		30
MTR Corp. Ltd.	16		92
New World Development Co. Ltd.	16		73
Power Assets Holdings Ltd.	14		91
Sino Land Co. Ltd.	32		49
Sun Hung Kai Properties Ltd.	14		193
Swire Pacific Ltd., Class A	5		31
Swire Properties Ltd.	12		34
Techtronic Industries Co. Ltd.	14		250

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Vitasoy International Holdings Ltd.	458		1,287
WH Group Ltd.(d)	97		80
Wharf Real Estate Investment Co. Ltd.	17		96
Xinyi Glass Holdings Ltd.	18		67

			30,805

India — 0.6%
HDFC Bank Ltd., ADR	341		24,031
Infosys Ltd., ADR	289		6,389

			30,420

Indonesia — 0.3%
Bank Central Asia Tbk. PT	5,173		10,678
Bank Rakyat Indonesia Persero Tbk. PT	12,243		3,141

			13,819

Ireland — 0.2%
CRH plc	8		399
Flutter Entertainment plc*	2		289
Kerry Group plc, Class A	1		219
Kerry Group plc, Class A	—	(a)	21
Kingspan Group plc	1		155
Kingspan Group plc	—	(a)	16
Ryanair Holdings plc, ADR*	76		8,316
Smurfit Kappa Group plc	2		141

			9,556

Israel — 0.0%(c)
Azrieli Group Ltd.	—	(a)	34
Bank Hapoalim BM*	12		92
Bank Leumi Le-Israel BM*	15		113
Check Point Software Technologies Ltd.*	1		145
Elbit Systems Ltd.	—	(a)	35
ICL Group Ltd.	7		52
Israel Discount Bank Ltd., Class A*	12		55
Mizrahi Tefahot Bank Ltd.*	1		43
Nice Ltd.*	1		178
Teva Pharmaceutical Industries Ltd., ADR*	11		108
Wix.com Ltd.*	1		169

			1,024

Italy — 0.5%
Amplifon SpA	1		62
Assicurazioni Generali SpA	11		224
Atlantia SpA*	5		91
Davide Campari-Milano NV	6		83
DiaSorin SpA	—	(a)	52
Enel SpA	501		4,619
Eni SpA	26		304
Ferrari NV	14		3,082
Ferrari NV(b)	1		280
FinecoBank Banca Fineco SpA*	6		111
Infrastrutture Wireless Italiane SpA(b)(d)	3		38
Intesa Sanpaolo SpA	1,456		4,021
Mediobanca Banca di Credito Finanziario SpA*	6		73
Moncler SpA	2		136
Nexi SpA*(d)	4		95
Poste Italiane SpA(d)	5		70
Prysmian SpA	3		93
Recordati Industria Chimica e Farmaceutica SpA	1		65
Snam SpA	21		124
Telecom Italia SpA	101		44
Telecom Italia SpA	61		28
Terna - Rete Elettrica Nazionale	14		113
UniCredit SpA	794		9,494

			23,302

Japan — 1.4%
ABC-Mart, Inc.	—	(a)	11
Acom Co. Ltd.	4		16
Advantest Corp.	2		177
Aeon Co. Ltd.	7		181
AGC, Inc.	2		86
Aisin Corp.	2		69
Ajinomoto Co., Inc.	5		120
ANA Holdings, Inc.*	2		40
Asahi Group Holdings Ltd.	5		207
Asahi Intecc Co. Ltd.	2		54
Asahi Kasei Corp.	13		138
Astellas Pharma, Inc.	19		299
Azbil Corp.	1		47
Bandai Namco Holdings, Inc.	2		129
Bridgestone Corp.	6		260
Brother Industries Ltd.	2		47
Canon, Inc.	10		233
Capcom Co. Ltd.	2		49
Casio Computer Co. Ltd.	2		33
Central Japan Railway Co.	2		218
Chiba Bank Ltd. (The)	5		31
Chubu Electric Power Co., Inc.	7		78
Chugai Pharmaceutical Co. Ltd.	7		251
Concordia Financial Group Ltd.	11		40
Cosmos Pharmaceutical Corp.	—	(a)	34
CyberAgent, Inc.	4		74
Dai Nippon Printing Co. Ltd.	3		59
Daifuku Co. Ltd.	1		90
Dai-ichi Life Holdings, Inc.	11		195
Daiichi Sankyo Co. Ltd.	17		343
Daikin Industries Ltd.	3		522
Daito Trust Construction Co. Ltd.	1		82
Daiwa House Industry Co. Ltd.	6		175
Daiwa House REIT Investment Corp., REIT	—	(a)	60
Daiwa Securities Group, Inc.	15		77
Denso Corp.	4		302
Dentsu Group, Inc.	2		76
Disco Corp.	—	(a)	86
East Japan Railway Co.	3		207
Eisai Co. Ltd.	3		214
ENEOS Holdings, Inc.	31		130
FANUC Corp.	2		448
Fast Retailing Co. Ltd.	1		407
Fuji Electric Co. Ltd.	1		57
FUJIFILM Holdings Corp.	4		266
Fujitsu Ltd.	2		340
GLP J-REIT, REIT	—	(a)	75
GMO Payment Gateway, Inc.	—	(a)	51
Hakuhodo DY Holdings, Inc.	2		33
Hamamatsu Photonics KK	2		83
Hankyu Hanshin Holdings, Inc.	2		68
Harmonic Drive Systems, Inc.	1		28
Hikari Tsushin, Inc.	—	(a)	35
Hino Motors Ltd.	3		25
Hirose Electric Co. Ltd.	—	(a)	45
Hisamitsu Pharmaceutical Co., Inc.	1		22

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Hitachi Construction Machinery Co. Ltd.	1		31
Hitachi Ltd.	10		564
Hitachi Metals Ltd.*	2		43
Honda Motor Co. Ltd.	17		530
Hoshizaki Corp.	1		50
Hoya Corp.	4		536
Hulic Co. Ltd.	3		35
Ibiden Co. Ltd.	1		64
Idemitsu Kosan Co. Ltd.	2		49
Iida Group Holdings Co. Ltd.	2		36
Inpex Corp.	10		73
Isuzu Motors Ltd.	6		75
Ito En Ltd.	1		29
ITOCHU Corp.	12		358
Itochu Techno-Solutions Corp.	1		31
Japan Airlines Co. Ltd.*	1		29
Japan Exchange Group, Inc.	5		116
Japan Metropolitan Fund Invest, REIT	—	(a)	74
Japan Post Bank Co. Ltd.	4		34
Japan Post Holdings Co. Ltd.*	16		135
Japan Post Insurance Co. Ltd.	2		41
Japan Real Estate Investment Corp., REIT	—	(a)	82
Japan Tobacco, Inc.	12		236
JFE Holdings, Inc.	5		62
JSR Corp.	2		70
Kajima Corp.	5		58
Kakaku.com, Inc.	2		41
Kansai Electric Power Co., Inc. (The)	7		67
Kansai Paint Co. Ltd.	2		44
Kao Corp.	5		295
KDDI Corp.	16		499
Keio Corp.	1		56
Keisei Electric Railway Co. Ltd.	1		39
Keyence Corp.	14		8,021
Kikkoman Corp.	2		92
Kintetsu Group Holdings Co. Ltd.*	2		61
Kirin Holdings Co. Ltd.	8		152
Kobayashi Pharmaceutical Co. Ltd.	1		48
Kobe Bussan Co. Ltd.	1		40
Koei Tecmo Holdings Co. Ltd.	1		28
Koito Manufacturing Co. Ltd.	1		73
Komatsu Ltd.	9		221
Konami Holdings Corp.	1		55
Kose Corp.	—	(a)	47
Kubota Corp.	10		217
Kurita Water Industries Ltd.	1		49
Kyocera Corp.	3		198
Kyowa Kirin Co. Ltd.	119		3,870
Lasertec Corp.	1		150
Lawson, Inc.	1		25
Lion Corp.	2		40
Lixil Corp.	3		74
M3, Inc.	5		294
Makita Corp.	2		120
Marubeni Corp.	17		142
Mazda Motor Corp.*	6		56
McDonald’s Holdings Co. Japan Ltd.	1		36
Medipal Holdings Corp.	2		36
MEIJI Holdings Co. Ltd.	1		74
Mercari, Inc.*	1		58
MINEBEA MITSUMI, Inc.	4		100
MISUMI Group, Inc.	3		101
Mitsubishi Chemical Holdings Corp.	13		108
Mitsubishi Corp.	13		359
Mitsubishi Electric Corp.	18		250
Mitsubishi Estate Co. Ltd.	12		187
Mitsubishi Gas Chemical Co., Inc.	2		33
Mitsubishi HC Capital, Inc.	7		37
Mitsubishi Heavy Industries Ltd.	3		92
Mitsubishi UFJ Financial Group, Inc.	124		652
Mitsui & Co. Ltd.	16		360
Mitsui Chemicals, Inc.	2		61
Mitsui Fudosan Co. Ltd.	9		217
Miura Co. Ltd.	1		40
Mizuho Financial Group, Inc.	24		349
MonotaRO Co. Ltd.	3		58
MS&AD Insurance Group Holdings, Inc.	5		139
Murata Manufacturing Co. Ltd.	6		490
Nabtesco Corp.	1		45
NEC Corp.	3		132
Nexon Co. Ltd.	5		103
NGK Insulators Ltd.	3		42
NH Foods Ltd.	1		32
Nidec Corp.	5		516
Nihon M&A Center, Inc.	3		86
Nintendo Co. Ltd.	1		566
Nippon Building Fund, Inc., REIT	—	(a)	103
Nippon Express Co. Ltd.	1		58
Nippon Paint Holdings Co. Ltd.	7		92
Nippon Prologis REIT, Inc., REIT	—	(a)	70
Nippon Sanso Holdings Corp.	2		33
Nippon Shinyaku Co. Ltd.	1		45
Nippon Steel Corp.	9		149
Nippon Telegraph & Telephone Corp.	13		335
Nippon Yusen KK	2		86
Nissan Chemical Corp.	1		59
Nissan Motor Co. Ltd.*	23		136
Nisshin Seifun Group, Inc.	2		32
Nissin Foods Holdings Co. Ltd.	1		43
Nitori Holdings Co. Ltd.	1		171
Nitto Denko Corp.	2		119
Nomura Holdings, Inc.	32		159
Nomura Real Estate Holdings, Inc.	1		30
Nomura Real Estate Master Fund, Inc., REIT	—	(a)	68
Nomura Research Institute Ltd.	4		113
NSK Ltd.	4		30
NTT Data Corp.	6		99
Obayashi Corp.	7		54
Obic Co. Ltd.	1		141
Odakyu Electric Railway Co. Ltd.	3		72
Oji Holdings Corp.	9		50
Olympus Corp.	12		243
Omron Corp.	2		163
Ono Pharmaceutical Co. Ltd.	4		87
Oracle Corp.	—	(a)	30
Oriental Land Co. Ltd.	2		274
ORIX Corp.	13		224
Orix JREIT, Inc., REIT	—	(a)	50
Osaka Gas Co. Ltd.	4		71
Otsuka Corp.	1		62
Otsuka Holdings Co. Ltd.	4		155
Pan Pacific International Holdings Corp.	4		86
Panasonic Corp.	22		269

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
PeptiDream, Inc.*	1		45
Persol Holdings Co. Ltd.	2		36
Pigeon Corp.	1		35
Pola Orbis Holdings, Inc.	1		22
Rakuten Group, Inc.	9		96
Recruit Holdings Co. Ltd.	14		710
Renesas Electronics Corp.*	13		138
Resona Holdings, Inc.	22		81
Ricoh Co. Ltd.	7		74
Rinnai Corp.	1		46
Rohm Co. Ltd.	1		88
Ryohin Keikaku Co. Ltd.	2		49
Santen Pharmaceutical Co. Ltd.	4		49
SBI Holdings, Inc.	3		62
SCSK Corp.	1		36
Secom Co. Ltd.	2		167
Seiko Epson Corp.	3		48
Sekisui Chemical Co. Ltd.	4		62
Sekisui House Ltd.	6		123
Seven & i Holdings Co. Ltd.	8		335
SG Holdings Co. Ltd.	3		86
Sharp Corp.	2		34
Shimadzu Corp.	2		97
Shimano, Inc.	1		205
Shimizu Corp.	6		41
Shin-Etsu Chemical Co. Ltd.	4		587
Shionogi & Co. Ltd.	3		147
Shiseido Co. Ltd.	4		274
Shizuoka Bank Ltd. (The)	4		30
SMC Corp.	9		5,588
SoftBank Corp.	29		379
SoftBank Group Corp.	13		805
Sohgo Security Services Co. Ltd.	1		37
Sompo Holdings, Inc.	3		141
Sony Group Corp.	91		9,475
Square Enix Holdings Co. Ltd.	1		47
Stanley Electric Co. Ltd.	1		34
Subaru Corp.	6		124
SUMCO Corp.	3		65
Sumitomo Chemical Co. Ltd.	15		78
Sumitomo Corp.	12		163
Sumitomo Dainippon Pharma Co. Ltd.	2		33
Sumitomo Electric Industries Ltd.	8		108
Sumitomo Metal Mining Co. Ltd.	3		105
Sumitomo Mitsui Financial Group, Inc.	13		448
Sumitomo Mitsui Trust Holdings, Inc.	3		112
Sumitomo Realty & Development Co. Ltd.	3		101
Suntory Beverage & Food Ltd.	1		49
Suzuki Motor Corp.	4		151
Sysmex Corp.	2		202
T&D Holdings, Inc.	5		69
Taisei Corp.	2		64
Taisho Pharmaceutical Holdings Co. Ltd.	—	(a)	17
Takeda Pharmaceutical Co. Ltd.	16		529
TDK Corp.	1		148
Terumo Corp.	7		252
THK Co. Ltd.	1		34
TIS, Inc.	2		60
Tobu Railway Co. Ltd.	2		49
Toho Co. Ltd.	1		48
Toho Gas Co. Ltd.	1		39
Tohoku Electric Power Co., Inc.	4		33
Tokio Marine Holdings, Inc.	6		305
Tokyo Century Corp.	—	(a)	22
Tokyo Electric Power Co. Holdings, Inc.*	15		39
Tokyo Electron Ltd.	2		619
Tokyo Gas Co. Ltd.	4		72
Tokyu Corp.	5		67
TOPPAN, Inc.	3		44
Toray Industries, Inc.	14		92
Toshiba Corp.	4		176
Tosoh Corp.	3		46
TOTO Ltd.	1		73
Toyo Suisan Kaisha Ltd.	1		34
Toyota Industries Corp.	2		126
Toyota Motor Corp.	110		9,893
Toyota Tsusho Corp.	2		94
Trend Micro, Inc.	1		68
Tsuruha Holdings, Inc.	—	(a)	47
Unicharm Corp.	4		169
United Urban Investment Corp., REIT	—	(a)	44
USS Co. Ltd.	2		38
Welcia Holdings Co. Ltd.	1		37
West Japan Railway Co.	2		92
Yakult Honsha Co. Ltd.	1		77
Yamada Holdings Co. Ltd.	7		34
Yamaha Corp.	2		83
Yamaha Motor Co. Ltd.	3		70
Yamato Holdings Co. Ltd.	3		84
Yaskawa Electric Corp.	3		124
Yokogawa Electric Corp.	2		35
Z Holdings Corp.	27		134
ZOZO, Inc.	1		37

			71,763

Jordan — 0.0%(c)
Hikma Pharmaceuticals plc	2		64

Luxembourg — 0.1%
ArcelorMittal SA	54		1,886
Eurofins Scientific SE	1		161

			2,047

Macau — 0.1%
Galaxy Entertainment Group Ltd.*	23		156
Sands China Ltd.*	546		1,860
SJM Holdings Ltd.*	20		18
Wynn Macau Ltd.*	16		20

			2,054

Mexico — 0.4%
America Movil SAB de CV, Series L(b)	2,573		2,152
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	200		2,288
Grupo Aeroportuario del Sureste SAB de CV, ADR*(b)	12		2,201
Grupo Financiero Banorte SAB de CV, Class O	735		4,752
Wal-Mart de Mexico SAB de CV	2,944		9,698

			21,091

Netherlands — 1.1%
ABN AMRO Bank NV, CVA*(d)	4		50
Adyen NV*(d)	—	(a)	545
Aegon NV	18		77
Akzo Nobel NV	2		241

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Argenx SE*	—	(a)	14
Argenx SE*	—	(a)	126
ASM International NV	11		3,840
ASML Holding NV	44		34,001
EXOR NV	1		90
Heineken Holding NV	1		114
Heineken NV(b)	33		3,850
ING Groep NV	40		510
JDE Peet’s NV	1		25
Koninklijke Ahold Delhaize NV	235		7,293
Koninklijke DSM NV	2		351
Koninklijke KPN NV	36		118
Koninklijke Philips NV	9		428
Koninklijke Vopak NV(b)	1		29
NN Group NV	67		3,336
Randstad NV	1		87
Royal Dutch Shell plc, Class A	42		839
Royal Dutch Shell plc, Class B	38		746
Wolters Kluwer NV	3		308

			57,018

New Zealand — 0.0%(c)
a2 Milk Co. Ltd. (The)*(b)	8		32
Auckland International Airport Ltd.*	13		64
Fisher & Paykel Healthcare Corp. Ltd.	6		129
Mercury NZ Ltd.	7		32
Meridian Energy Ltd.	13		47
Ryman Healthcare Ltd.	4		40
Spark New Zealand Ltd.	19		62
Xero Ltd.*	1		139

			545

Norway — 0.0%(c)
DNB Bank ASA	9		194
Equinor ASA	10		194
Gjensidige Forsikring ASA	2		46
Mowi ASA	4		114
Norsk Hydro ASA	14		90
Orkla ASA	8		69
Schibsted ASA, Class A	1		41
Schibsted ASA, Class B	1		46
Telenor ASA	7		124

			918

Peru — 0.1%
Credicorp Ltd.*	58		5,805

Poland — 0.1%
Allegro.eu SA*(d)	153		2,626
Dino Polska SA*(d)	27		2,153
InPost SA*	2		40

			4,819

Portugal — 0.0%(c)
EDP — Energias de Portugal SA	28		147
Galp Energia SGPS SA	5		49
Jeronimo Martins SGPS SA	3		52

			248

Russia — 0.6%
Alrosa PJSC	1,304		2,310
Coca-Cola HBC AG*	2		76
Evraz plc	5		44
Fix Price Group Ltd., GDR*(e)	239		1,827
Gazprom PJSC	616		2,403
LUKOIL PJSC, ADR	60		5,182
Magnitogorsk Iron & Steel Works PJSC	4,074		3,826
Rosneft Oil Co. PJSC, GDR(d)	304		2,235
Sberbank of Russia PJSC	899		3,759
Sberbank of Russia PJSC	808		3,380
Severstal PAO, GDR(d)	109		2,688
X5 Retail Group NV, GDR(d)	76		2,456

			30,186

Singapore — 0.1%
Ascendas, REIT	32		75
CapitaLand Integrated Commercial Trust, REIT	46		72
CapitaLand Ltd.*	27		79
City Developments Ltd.	5		23
DBS Group Holdings Ltd.	224		5,017
Genting Singapore Ltd.	61		36
Keppel Corp. Ltd.	15		59
Mapletree Commercial Trust, REIT	22		35
Mapletree Logistics Trust, REIT	31		47
Oversea-Chinese Banking Corp. Ltd.	34		309
Singapore Airlines Ltd.*	14		51
Singapore Exchange Ltd.	8		71
Singapore Technologies Engineering Ltd.	16		47
Singapore Telecommunications Ltd.	84		141
United Overseas Bank Ltd.	12		232
UOL Group Ltd.	5		25
Venture Corp. Ltd.	3		39

			6,358

South Africa — 0.5%
Anglo American plc	197		8,712
Bid Corp. Ltd.*	75		1,650
Capitec Bank Holdings Ltd.	20		2,234
Clicks Group Ltd.	134		2,428
FirstRand Ltd.	567		2,105
MTN Group Ltd.*	347		2,490
Naspers Ltd., Class N	22		4,334

			23,953

South Korea — 1.7%
Delivery Hero SE*(d)	64		9,541
JYP Entertainment Corp.	53		1,861
KakaoBank Corp.*	21		710
KIWOOM Securities Co. Ltd.	16		1,604
LG Chem Ltd.	13		9,622
LG Household & Health Care Ltd.	2		1,971
NCSoft Corp.	3		2,233
Samsung Electronics Co. Ltd.	678		46,300
Shinhan Financial Group Co. Ltd.	81		2,752
SK Hynix, Inc.	60		5,883
S-Oil Corp.	56		4,751

			87,228

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	3		66
Aena SME SA*(d)	1		120
Amadeus IT Group SA*	5		301
Banco Bilbao Vizcaya Argentaria SA	68		435
Banco Santander SA	177		647
CaixaBank SA	45		134
Cellnex Telecom SA(d)	92		6,023
Corp. ACCIONA Energias Renovables SA*	61		2,080
EDP Renovaveis SA	3		69

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Enagas SA	3		58
Endesa SA	97		2,348
Ferrovial SA	5		147
Fluidra SA	63		2,571
Grifols SA	3		77
Iberdrola SA	937		11,280
Iberdrola SA*	13		158
Industria de Diseno Textil SA	11		374
Naturgy Energy Group SA	3		76
Red Electrica Corp. SA	4		87
Repsol SA	15		166
Siemens Gamesa Renewable Energy SA*	2		67
Telefonica SA	54		245

			27,529

Sweden — 0.8%
Alfa Laval AB	3		133
Assa Abloy AB, Class B	10		327
Atlas Copco AB, Class A(b)	112		7,595
Atlas Copco AB, Class B	4		224
Boliden AB*	3		109
Electrolux AB, Series B	2		60
Embracer Group AB*	3		68
Epiroc AB, Class A	7		155
Epiroc AB, Class B	4		79
EQT AB	2		116
Essity AB, Class B	6		201
Evolution AB(d)	14		2,396
Fastighets AB Balder, Class B*	1		74
H & M Hennes & Mauritz AB, Class B*	8		170
Hemnet Group AB*	66		1,421
Hexagon AB, Class B	20		329
Husqvarna AB, Class B	4		59
ICA Gruppen AB	1		50
Industrivarden AB, Class A	1		43
Industrivarden AB, Class C	2		62
Investment AB Latour, Class B	1		58
Investor AB, Class B	19		459
Kinnevik AB, Class B*	2		106
L E Lundbergforetagen AB, Class B	1		55
Lundin Energy AB	2		64
Nibe Industrier AB, Class B	15		173
Sandvik AB	11		297
Securitas AB, Class B	3		56
Sinch AB*(d)	5		104
Skandinaviska Enskilda Banken AB, Class A	17		224
Skanska AB, Class B(b)	3		97
SKF AB, Class B	4		102
Svenska Cellulosa AB SCA, Class B	6		114
Svenska Handelsbanken AB, Class A	544		6,136
Swedbank AB, Class A	9		180
Swedish Match AB	226		2,027
Tele2 AB, Class B	5		74
Telefonaktiebolaget LM Ericsson, Class B	29		340
Telia Co. AB	27		119
Volvo AB, Class A	2		50
Volvo AB, Class B	582		13,729

			38,235

Switzerland — 2.3%
ABB Ltd. (Registered)	19		680
Adecco Group AG (Registered)	2		94
Alcon, Inc.	5		371
Baloise Holding AG (Registered)	—	(a)	74
Banque Cantonale Vaudoise (Registered)	—	(a)	27
Barry Callebaut AG (Registered)	—	(a)	91
Chocoladefabriken Lindt & Spruengli AG	—	(a)	123
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(a)	116
Cie Financiere Richemont SA (Registered)	29		3,699
Clariant AG (Registered)*(b)	2		42
Credit Suisse Group AG (Registered)	25		249
EMS-Chemie Holding AG (Registered)	—	(a)	92
Geberit AG (Registered)	—	(a)	307
Givaudan SA (Registered)	—	(a)	474
Holcim Ltd.*	174		10,172
Interroll Holding AG (Registered)	—	(a)	1,869
Julius Baer Group Ltd.	2		149
Kuehne + Nagel International AG (Registered)	1		184
Logitech International SA (Registered)	2		194
Lonza Group AG (Registered)	9		7,026
Nestle SA (Registered)	239		30,204
Novartis AG (Registered)	91		8,389
Partners Group Holding AG	—	(a)	395
Roche Holding AG	40		15,308
Roche Holding AG	—	(a)	139
Schindler Holding AG	10		3,290
Schindler Holding AG (Registered)	—	(a)	63
SGS SA (Registered)	2		6,422
Siegfried Holding AG (Registered)*	3		2,764
Sika AG (Registered)	1		504
Sonova Holding AG (Registered)	7		2,700
STMicroelectronics NV	7		286
Straumann Holding AG (Registered)	—	(a)	195
Swatch Group AG (The)	—	(a)	97
Swatch Group AG (The) (Registered)	1		35
Swiss Life Holding AG (Registered)	—	(a)	168
Swiss Prime Site AG (Registered)	1		82
Swisscom AG (Registered)	—	(a)	158
Swissquote Group Holding SA (Registered)	14		2,211
Temenos AG (Registered)	1		107
UBS Group AG (Registered)	37		615
Vifor Pharma AG	—	(a)	69
Zehnder Group AG	25		2,670
Zurich Insurance Group AG	34		13,853

			116,757

Taiwan — 1.7%
Advantech Co. Ltd.	216		2,823
AU Optronics Corp.	3,841		2,847
Chailease Holding Co. Ltd.*	582		4,827
Eclat Textile Co. Ltd.*	110		2,402
Global Unichip Corp.	160		2,371
Hiwin Technologies Corp.	154		1,773
Realtek Semiconductor Corp.*	138		2,914
Sea Ltd., ADR*	35		9,595
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	274		31,917
Taiwan Semiconductor Manufacturing Co. Ltd.	952		19,896

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Taiwan Union Technology Corp.	475	1,983
Wiwynn Corp.	63	2,118

		85,466

Tanzania, United Republic of — 0.0%(c)
AngloGold Ashanti Ltd.	46	918

Thailand — 0.2%
PTT Exploration & Production PCL	1,356	4,245
Siam Commercial Bank PCL (The)	713	2,030
Thai Oil PCL	1,693	2,266

		8,541

Turkey — 0.1%
BIM Birlesik Magazalar A/S	221	1,661
D-MARKET Elektronik Hizmetler ve Ticaret A/S, ADR*	210	2,761
Turk Telekomunikasyon A/S	2,383	1,844

		6,266

United Arab Emirates — 0.0%(c)
NMC Health plc*‡	3	—

United Kingdom — 1.8%
3i Group plc	10	175
Abrdn plc	22	88
Admiral Group plc	2	92
Ashtead Group plc	5	341
Associated British Foods plc	4	100
AstraZeneca plc	16	1,811
Auto Trader Group plc*(d)	10	88
AVEVA Group plc	1	63
Aviva plc	40	215
BAE Systems plc	33	263
Barclays plc	177	428
Barratt Developments plc	10	101
Berkeley Group Holdings plc	1	85
BP plc	1,479	5,935
Bridgepoint Group Ltd.*(d)	240	1,617
British American Tobacco plc	23	862
British Land Co. plc (The), REIT	9	63
BT Group plc*	91	219
Bunzl plc	3	126
Burberry Group plc	4	117
CK Hutchison Holdings Ltd.	27	200
CNH Industrial NV	172	2,877
Coca-Cola Europacific Partners plc	2	128
Compass Group plc*	18	383
Croda International plc	1	165
DCC plc	1	83
Diageo plc	389	19,268
Direct Line Insurance Group plc	14	57
Entain plc*	6	150
Experian plc	9	411
GlaxoSmithKline plc	51	1,012
Halma plc	4	154
Hargreaves Lansdown plc	4	82
HSBC Holdings plc	207	1,145
Imperial Brands plc	10	205
Informa plc*	15	104
InterContinental Hotels Group plc*	2	123
Intertek Group plc	2	117
J Sainsbury plc	18	71
JD Sports Fashion plc	5	65
Johnson Matthey plc	2	81
Just Eat Takeaway.com NV*(d)	2	162
Kingfisher plc	21	110
Land Securities Group plc, REIT	7	70
Legal & General Group plc	60	218
Linde plc	34	10,498
Linde plc	1	306
Lloyds Banking Group plc	722	456
London Stock Exchange Group plc	44	4,538
M&G plc	26	82
Melrose Industries plc	49	109
Moonpig Group plc*	45	231
National Express Group plc*	92	348
National Grid plc	36	462
Natwest Group plc	50	139
Next plc*	1	147
Ocado Group plc*	5	127
Pearson plc	8	92
Pepco Group NV*(d)	157	2,184
Persimmon plc	156	6,282
Phoenix Group Holdings plc	6	58
Prudential plc	172	3,231
Reckitt Benckiser Group plc	7	554
RELX plc	20	578
RELX plc	257	7,620
Rentokil Initial plc	19	148
Rolls-Royce Holdings plc*	85	117
Sage Group plc (The)	11	109
Schroders plc	1	64
Segro plc, REIT	12	203
Severn Trent plc	2	94
Smith & Nephew plc	9	182
Smiths Group plc	4	87
Spirax-Sarco Engineering plc	1	155
SSE plc	11	211
St. James’s Place plc	5	120
Standard Chartered plc	27	164
Taylor Wimpey plc	2,431	5,557
Tesco plc	78	253
Unilever plc	27	1,541
United Utilities Group plc	7	103
Vodafone Group plc	273	439
Whitbread plc*	2	86
Wm Morrison Supermarkets plc	24	91
WPP plc	12	160

		88,156

United States — 36.5%
3M Co.	1	292
Abbott Laboratories	3	310
AbbVie, Inc.	222	25,767
ABIOMED, Inc.*	1	357
Accenture plc, Class A	1	333
Activision Blizzard, Inc.	3	257
Adobe, Inc.*	1	376
Advance Auto Parts, Inc.	2	320
Advanced Micro Devices, Inc.*	127	13,494
AES Corp. (The)	12	278
Aflac, Inc.	5	294
Agilent Technologies, Inc.	2	350
Agios Pharmaceuticals, Inc.*	24	1,172
Air Products and Chemicals, Inc.	1	291
Airbnb, Inc., Class A*	7	1,052
Akamai Technologies, Inc.*	3	319
Alaska Air Group, Inc.*	4	252
Albemarle Corp.(b)	2	393

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Alcoa Corp.*	87		3,477
Alexandria Real Estate Equities, Inc., REIT	2		347
Align Technology, Inc.*	1		352
Alleghany Corp.*	2		1,545
Allegion plc	2		295
Alliant Energy Corp.	5		301
Allstate Corp. (The)	2		284
Alnylam Pharmaceuticals, Inc.*	12		2,064
Alphabet, Inc., Class A*	1		2,913
Alphabet, Inc., Class C*(f)	23		63,413
Altice USA, Inc., Class A*	13		410
Altria Group, Inc.	6		285
Amazon.com, Inc.*(f)	17		57,418
Amcor plc	25		287
Ameren Corp.	4		300
American Airlines Group, Inc.*(b)	13		268
American Electric Power Co., Inc.	27		2,391
American Express Co.	18		3,021
American Homes 4 Rent, Class A, REIT	47		1,971
American International Group, Inc.	127		6,003
American Tower Corp., REIT	1		340
American Water Works Co., Inc.(b)	2		327
Ameriprise Financial, Inc.	1		303
AmerisourceBergen Corp.	22		2,727
AMETEK, Inc.	25		3,489
Amgen, Inc.	4		992
Amphenol Corp., Class A	4		324
Analog Devices, Inc.	98		16,358
ANSYS, Inc.*	1		328
Anthem, Inc.	1		292
AO Smith Corp.	4		308
Aon plc, Class A	1		303
APA Corp.	14		270
Apple, Inc.(f)	366		53,382
Applied Materials, Inc.	2		319
Aptiv plc*	2		361
Archer-Daniels-Midland Co.	4		268
Arista Networks, Inc.*	1		337
Arrow Electronics, Inc.*	7		845
Arthur J Gallagher & Co.	2		282
Assurant, Inc.	2		299
AT&T, Inc.	10		281
Atmos Energy Corp.	3		303
Autodesk, Inc.*	1		345
Automatic Data Processing, Inc.	2		321
AutoZone, Inc.*	3		4,713
AvalonBay Communities, Inc., REIT	15		3,528
Avery Dennison Corp.	1		289
Baker Hughes Co.	12		249
Ball Corp.	11		892
Bank of America Corp.	484		18,567
Bank of New York Mellon Corp. (The)	6		301
Baxter International, Inc.	4		277
Becton Dickinson and Co.	1		310
Berkshire Hathaway, Inc., Class B*	27		7,516
Best Buy Co., Inc.	19		2,169
Biogen, Inc.*	25		8,301
BioMarin Pharmaceutical, Inc.*	8		622
Bio-Rad Laboratories, Inc., Class A*	—	(a)	368
BJ’s Wholesale Club Holdings, Inc.*	29		1,474
BlackRock, Inc.	5		3,924
Blackstone Group, Inc. (The)	73		8,458
Boeing Co. (The)*	27		6,162
Booking Holdings, Inc.*	7		14,305
Booz Allen Hamilton Holding Corp.	38		3,274
BorgWarner, Inc.	6		293
Boston Properties, Inc., REIT	3		316
Boston Scientific Corp.*	339		15,447
Bright Horizons Family Solutions, Inc.*	18		2,671
Bristol-Myers Squibb Co.	385		26,097
Brixmor Property Group, Inc., REIT	93		2,130
Broadcom, Inc.	1		322
Broadridge Financial Solutions, Inc.	2		327
Brown-Forman Corp., Class B	4		265
Bumble, Inc., Class A*(b)	65		3,311
Cabot Oil & Gas Corp.(b)	103		1,643
Cadence Design Systems, Inc.*	2		356
Caesars Entertainment, Inc.*	3		258
Campbell Soup Co.	6		266
Capital One Financial Corp.(f)	57		9,163
Cardinal Health, Inc.	5		314
Carlisle Cos., Inc.	9		1,903
CarMax, Inc.*	26		3,535
Carnival Corp.*(b)	11		234
Carrier Global Corp.	45		2,501
Catalent, Inc.*	32		3,856
Caterpillar, Inc.	1		262
Cboe Global Markets, Inc.	3		320
CBRE Group, Inc., Class A*(f)	28		2,738
CDW Corp.	2		324
Celanese Corp.	38		5,952
Centene Corp.*	42		2,850
CenterPoint Energy, Inc.	12		311
Ceridian HCM Holding, Inc.*(b)	32		3,197
Cerner Corp.	4		305
CF Industries Holdings, Inc.	6		270
CH Robinson Worldwide, Inc.	3		275
Charles Schwab Corp. (The)	114		7,766
Charter Communications, Inc., Class A*	15		11,013
Chevron Corp.	72		7,295
Chipotle Mexican Grill, Inc.*	—	(a)	417
Chubb Ltd.	14		2,430
Church & Dwight Co., Inc.	3		300
Cigna Corp.	94		21,569
Cincinnati Financial Corp.	2		289
Cintas Corp.	1		335
Cisco Systems, Inc.	82		4,525
Citigroup, Inc.	138		9,331
Citizens Financial Group, Inc.	84		3,549
Citrix Systems, Inc.	3		263
Claire’s Stores, Inc.*‡	—	(a)	69
Clorox Co. (The)	2		297
CME Group, Inc.	1		292
CMS Energy Corp.	5		288
CNA Financial Corp.	16		718
Coca-Cola Co. (The)	400		22,830
Cognizant Technology Solutions Corp., Class A	4		312
Colgate-Palmolive Co.	4		281
Columbia Sportswear Co.	13		1,258
Comcast Corp., Class A	328		19,294
Comerica, Inc.	4		266
CommScope Holding Co., Inc.*	94		1,987
Conagra Brands, Inc.(b)	8		262

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Confluent, Inc., Class A*(b)	30		1,182
ConocoPhillips	344		19,269
Consolidated Edison, Inc.	4		280
Constellation Brands, Inc., Class A	41		9,199
Cooper Cos., Inc. (The)	9		3,836
Copart, Inc.*	29		4,200
Corning, Inc.	7		285
Corteva, Inc.	7		288
Costco Wholesale Corp.	1		333
Coty, Inc., Class A*	80		698
Cree, Inc.*	23		2,159
Crowdstrike Holdings, Inc., Class A*	13		3,388
Crown Castle International Corp., REIT	2		310
CSX Corp.	9		298
Cummins, Inc.	1		270
CVS Health Corp.	61		5,039
CyberArk Software Ltd.*	—	(a)	56
Danaher Corp.	1		347
Darden Restaurants, Inc.	2		312
DaVita, Inc.*	2		295
Deere & Co.	17		6,303
Delta Air Lines, Inc.*	70		2,797
Dentsply Sirona, Inc.	4		289
Devon Energy Corp.	12		309
Dexcom, Inc.*	12		6,309
Diamondback Energy, Inc.	58		4,478
Dick’s Sporting Goods, Inc.(b)	18		1,909
Digital Realty Trust, Inc., REIT	2		303
Discover Financial Services	19		2,410
Discovery, Inc., Class A*(b)	9		271
Discovery, Inc., Class C*	92		2,505
DISH Network Corp., Class A*	44		1,842
Dollar General Corp.	8		1,977
Dollar Tree, Inc.*	3		279
Dominion Energy, Inc.	4		288
Domino’s Pizza, Inc.	1		364
Dover Corp.	25		4,134
Dow, Inc.	4		271
DR Horton, Inc.	3		310
DraftKings, Inc., Class A*	58		2,818
DT Midstream, Inc.*	2		78
DTE Energy Co.	2		248
Duke Energy Corp.(b)	3		311
Duke Realty Corp., REIT	7		336
DuPont de Nemours, Inc.	4		265
DXC Technology Co.*	8		328
EastGroup Properties, Inc., REIT	10		1,718
Eastman Chemical Co.	105		11,886
Eaton Corp. plc	69		10,923
eBay, Inc.	5		346
Ecolab, Inc.	1		306
Edison International	25		1,386
Edwards Lifesciences Corp.*	3		365
Electronic Arts, Inc.	2		302
Eli Lilly & Co.	1		363
Emerson Electric Co.	3		321
Energizer Holdings, Inc.	36		1,536
Enphase Energy, Inc.*	2		403
Entegris, Inc.	35		4,248
Entergy Corp.	15		1,498
EOG Resources, Inc.	102		7,442
EP Energy Corp.*	5		458
EPAM Systems, Inc.*(b)	5		2,788
Equifax, Inc.	1		337
Equinix, Inc., REIT	—	(a)	335
Equitrans Midstream Corp.	52		426
Equity Residential, REIT	4		341
Essex Property Trust, Inc., REIT	1		343
Estee Lauder Cos., Inc. (The), Class A	11		3,786
Etsy, Inc.*	2		321
Everest Re Group Ltd.	1		280
Evergy, Inc.	5		313
Eversource Energy	4		311
Exact Sciences Corp.*	22		2,353
Exelixis, Inc.*	91		1,535
Exelon Corp.	7		309
Expedia Group, Inc.*	2		283
Expeditors International of Washington, Inc.	2		314
Extra Space Storage, Inc., REIT	2		360
Exxon Mobil Corp.	5		296
F5 Networks, Inc.*	2		337
Facebook, Inc., Class A*(f)	40		14,372
Fastenal Co.	6		316
Federal Realty Investment Trust, REIT	14		1,587
FedEx Corp.	43		12,119
Ferguson plc	62		8,753
Fidelity National Information Services, Inc.	62		9,215
Fifth Third Bancorp	7		260
First Republic Bank	20		3,918
FirstEnergy Corp.	8		307
Fiserv, Inc.*(f)	35		3,974
Five9, Inc.*	14		2,883
FleetCor Technologies, Inc.*	25		6,559
FMC Corp.	59		6,327
Ford Motor Co.*	84		1,175
Fortinet, Inc.*	1		386
Fortive Corp.	4		306
Fortune Brands Home & Security, Inc.	55		5,394
Fox Corp., Class A	8		285
Franklin Resources, Inc.	9		264
Freeport-McMoRan, Inc.	330		12,564
Gap, Inc. (The)	82		2,393
Garmin Ltd.	26		4,122
Gartner, Inc.*	1		339
Generac Holdings, Inc.*	16		6,503
General Dynamics Corp.	12		2,384
General Electric Co.	23		300
General Mills, Inc.	5		278
General Motors Co.*	90		5,118
Genuine Parts Co.	2		288
Gilead Sciences, Inc.	4		293
Global Payments, Inc.	26		5,117
Globe Life, Inc.	3		264
Goldman Sachs Group, Inc. (The)	1		310
Goodman Networks, Inc.*‡	2		—
Graphic Packaging Holding Co.	59		1,136
Halliburton Co.	13		275
Hanesbrands, Inc.	15		280
Hartford Financial Services Group, Inc. (The)	49		3,101
Hasbro, Inc.	3		317
HCA Healthcare, Inc.	6		1,503
Healthpeak Properties, Inc., REIT	9		336
Henry Schein, Inc.*	4		300

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Hershey Co. (The)	25	4,383
Hess Corp.	4	277
Hewlett Packard Enterprise Co.	115	1,671
Hilton Worldwide Holdings, Inc.*	2	324
HollyFrontier Corp.	9	259
Hologic, Inc.*	5	359
Home Depot, Inc. (The)	25	8,304
Honeywell International, Inc.	30	7,061
Horizon Therapeutics plc*	37	3,699
Hormel Foods Corp.(b)	6	284
Host Hotels & Resorts, Inc., REIT*	218	3,471
Howmet Aerospace, Inc.*	9	289
HP, Inc.	9	268
HubSpot, Inc.*	7	3,888
Humana, Inc.	1	288
Huntington Bancshares, Inc.	19	270
Huntington Ingalls Industries, Inc.	1	292
IDEX Corp.	1	306
IDEXX Laboratories, Inc.*	1	379
IHS Markit Ltd.	29	3,442
Illinois Tool Works, Inc.	1	290
Illumina, Inc.*	1	372
Incyte Corp.*	4	275
Ingersoll Rand, Inc.*	296	14,478
Insulet Corp.*	6	1,618
Intel Corp.	42	2,229
Intercontinental Exchange, Inc.	28	3,307
International Business Machines Corp.	11	1,506
International Flavors & Fragrances, Inc.	2	326
International Paper Co.	5	273
Interpublic Group of Cos., Inc. (The)	9	323
Intuit, Inc.	12	6,573
Intuitive Surgical, Inc.*	5	5,200
Invesco Ltd.	57	1,388
IPG Photonics Corp.*	1	320
IQVIA Holdings, Inc.*	1	316
Iron Mountain, Inc., REIT(b)	7	308
ITT, Inc.	21	2,083
Jack Henry & Associates, Inc.	2	338
Jacobs Engineering Group, Inc.	2	299
James Hardie Industries plc, CHDI	5	155
Jazz Pharmaceuticals plc*	15	2,461
JB Hunt Transport Services, Inc.	2	300
JM Smucker Co. (The)(b)	2	289
Johnson & Johnson	23	3,985
Johnson Controls International plc	5	336
Juniper Networks, Inc.	11	321
Kansas City Southern	1	271
Kellogg Co.(b)	5	289
Keurig Dr Pepper, Inc.	42	1,490
KeyCorp	13	256
Keysight Technologies, Inc.*	28	4,556
Kimberly-Clark Corp.	17	2,272
Kimco Realty Corp., REIT	146	3,105
Kinder Morgan, Inc.	141	2,453
KLA Corp.	1	336
Kohl’s Corp.	64	3,262
Kraft Heinz Co. (The)	48	1,837
Kroger Co. (The)(b)	8	338
L Brands, Inc.	5	373
L3Harris Technologies, Inc.	1	317
Laboratory Corp. of America Holdings*	1	332
Lam Research Corp.	11	6,737
Lamar Advertising Co., Class A, REIT	4	470
Lamb Weston Holdings, Inc.	101	6,753
Las Vegas Sands Corp.*	43	1,827
Leggett & Platt, Inc.	5	262
Leidos Holdings, Inc.	18	1,959
Lennar Corp., Class A	3	333
Liberty Broadband Corp., Class C*	16	2,873
Liberty Media Corp.-Liberty SiriusXM, Class A*	62	2,886
Liberty Media Corp.-Liberty SiriusXM, Class C*	104	4,825
Lincoln National Corp.	4	268
Live Nation Entertainment, Inc.*	3	265
LKQ Corp.*	6	305
Lockheed Martin Corp.	1	290
Loews Corp.(f)	88	4,745
Lowe’s Cos., Inc.	42	8,156
Lumen Technologies, Inc.	21	261
Lyft, Inc., Class A*(b)	362	20,038
LyondellBasell Industries NV, Class A	3	269
M&T Bank Corp.	31	4,095
Marathon Oil Corp.	26	304
Marathon Petroleum Corp.	36	1,999
MarketAxess Holdings, Inc.	1	313
Marriott International, Inc., Class A*	2	312
Marsh & McLennan Cos., Inc.	15	2,225
Martin Marietta Materials, Inc.	8	2,935
Masco Corp.	5	290
Mastercard, Inc., Class A	93	35,862
Match Group, Inc.*	54	8,647
Maxim Integrated Products, Inc.*	3	306
McCormick & Co., Inc. (Non-Voting)	3	275
McDonald’s Corp.	14	3,417
McKesson Corp.	17	3,512
Medtronic plc	20	2,642
Merck & Co., Inc.	23	1,788
MetLife, Inc.	5	266
Mettler-Toledo International, Inc.*	3	3,919
MGM Resorts International	7	279
Microchip Technology, Inc.	18	2,540
Micron Technology, Inc.*	4	284
Microsoft Corp.(f)	231	65,800
Mid-America Apartment Communities, Inc., REIT	17	3,198
Mohawk Industries, Inc.*	13	2,580
Molson Coors Beverage Co., Class B*(b)	5	257
Mondelez International, Inc., Class A	5	298
MongoDB, Inc.*	7	2,667
Monolithic Power Systems, Inc.	1	408
Monster Beverage Corp.*	3	308
Moody’s Corp.	1	342
Moran Foods Backstop Equity*‡	24	134
Morgan Stanley	80	7,716
Mosaic Co. (The)	9	266
Motorola Solutions, Inc.	18	4,117
MSCI, Inc.	1	393
Murphy USA, Inc.	17	2,521
MYT Holding Co.*‡	23	131
Nasdaq, Inc.	2	345
Natera, Inc.*	23	2,633

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
National Vision Holdings, Inc.*	32		1,738
Neiman Marcus Group Restricted Equity*	—	(a)	17
NetApp, Inc.	4		305
Netflix, Inc.*	13		6,795
Neurocrine Biosciences, Inc.*	5		503
Newell Brands, Inc.	90		2,228
Newmont Corp.	4		253
News Corp., Class A	11		271
Nexstar Media Group, Inc., Class A	11		1,598
NextEra Energy, Inc.	156		12,160
Nielsen Holdings plc	11		259
NIKE, Inc., Class B	39		6,550
NiSource, Inc.	12		296
NMG, Inc.*	1		152
Norfolk Southern Corp.	43		10,969
Northern Trust Corp.	23		2,542
Northrop Grumman Corp.	7		2,408
NortonLifeLock, Inc.	11		281
Norwegian Cruise Line Holdings Ltd.*(b)	10		246
NOV, Inc.*	18		253
NRG Energy, Inc.	9		365
Nucor Corp.	3		306
NVIDIA Corp.	62		12,071
NVR, Inc.*	—	(a)	329
Oatly Group AB, ADR*(b)	61		1,085
Occidental Petroleum Corp.	86		2,234
Old Dominion Freight Line, Inc.	14		3,822
Omnicom Group, Inc.	4		262
ONEOK, Inc.	6		288
Open Lending Corp., Class A*	85		3,229
Oracle Corp.	4		334
O’Reilly Automotive, Inc.*	25		14,976
Organon & Co.*	49		1,420
Otis Worldwide Corp.	4		349
Owens Corning	63		6,029
PACCAR, Inc.	3		272
Packaging Corp. of America	22		3,160
Parker-Hannifin Corp.	14		4,267
Paychex, Inc.	3		341
Paycom Software, Inc.*	1		364
PayPal Holdings, Inc.*	30		8,284
Penn National Gaming, Inc.*	4		260
Pentair plc	4		330
People’s United Financial, Inc.	169		2,647
PepsiCo, Inc.	2		317
PerkinElmer, Inc.	2		367
Perrigo Co. plc	7		316
Pfizer, Inc.	8		322
PG&E Corp.*	273		2,402
Philip Morris International, Inc.	21		2,139
Phillips 66	78		5,741
Pinnacle West Capital Corp.	3		291
Pioneer Natural Resources Co.	19		2,758
PNC Financial Services Group, Inc. (The)	21		3,898
Pool Corp.	1		331
Post Holdings, Inc.*	23		2,386
PPG Industries, Inc.	2		274
PPL Corp.	10		287
Principal Financial Group, Inc.	5		289
Procter & Gamble Co. (The)	22		3,120
Progressive Corp. (The)	115		10,942
Prologis, Inc., REIT	87		11,085
Prudential Financial, Inc.	47		4,694
Public Service Enterprise Group, Inc.	5		296
Public Storage, REIT	10		3,242
PulteGroup, Inc.	5		291
PVH Corp.*	3		283
QIAGEN NV*	2		125
Qorvo, Inc.*	2		322
QUALCOMM, Inc.(f)	39		5,894
Quanta Services, Inc.	41		3,765
Quest Diagnostics, Inc.	2		326
Ralph Lauren Corp.	16		1,811
Raymond James Financial, Inc.	2		289
Rayonier, Inc., REIT	63		2,393
Raytheon Technologies Corp.	119		10,309
Realty Income Corp., REIT	5		317
Regency Centers Corp., REIT	5		315
Regeneron Pharmaceuticals, Inc.*	32		18,262
Regions Financial Corp.	13		254
Republic Services, Inc.	3		327
ResMed, Inc.	1		407
RingCentral, Inc., Class A*	13		3,482
Robert Half International, Inc.	3		338
Rockwell Automation, Inc.	1		354
Roku, Inc.*	12		5,333
Rollins, Inc.	9		330
Roper Technologies, Inc.	1		339
Ross Stores, Inc.	2		298
Royal Caribbean Cruises Ltd.*	101		7,742
Royalty Pharma plc, Class A	56		2,140
S&P Global, Inc.	8		3,487
Sabre Corp.*(b)	164		1,932
salesforce.com, Inc.*	1		326
SBA Communications Corp., REIT	1		346
Schlumberger NV	36		1,028
Schneider Electric SE	142		23,856
Seagate Technology Holdings plc	116		10,167
Sealed Air Corp.	5		302
Sempra Energy	2		286
ServiceNow, Inc.*	7		4,029
Sherwin-Williams Co. (The)	1		306
Signature Bank	9		2,115
Simon Property Group, Inc., REIT	2		312
Skyworks Solutions, Inc.(b)	2		325
Snap, Inc., Class A*	43		3,173
Snap-on, Inc.	1		261
Snowflake, Inc., Class A*	5		1,428
SolarEdge Technologies, Inc.*	13		3,427
Southern Co. (The)	5		296
Southwest Airlines Co.*	86		4,358
Spirit Airlines, Inc.*	66		1,787
Stanley Black & Decker, Inc.	47		9,204
Starbucks Corp.	3		329
State Street Corp.	252		21,942
Stellantis NV	21		397
Stellantis NV	165		3,165
STERIS plc	2		347
Stryker Corp.	1		317
Sun Communities, Inc., REIT	28		5,529
SVB Financial Group*	1		292
Swiss Re AG	3		278
Synchrony Financial	7		310
SYNNEX Corp.	14		1,731

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Synopsys, Inc.*	13	3,785
Sysco Corp.	24	1,801
T. Rowe Price Group, Inc.	12	2,408
Take-Two Interactive Software, Inc.*	2	279
Tapestry, Inc.*	59	2,489
Target Corp.	1	355
TE Connectivity Ltd.	2	334
Teledyne Technologies, Inc.*	1	336
Teleflex, Inc.	1	297
Tenaris SA	5	49
Teradyne, Inc.	22	2,844
Tesla, Inc.*	25	17,296
Texas Instruments, Inc.(f)	15	2,931
Textron, Inc.	4	310
Thermo Fisher Scientific, Inc.	20	10,653
TJX Cos., Inc. (The)	4	304
T-Mobile US, Inc.*	57	8,268
Toll Brothers, Inc.	24	1,417
Tractor Supply Co.	21	3,781
Trane Technologies plc	129	26,365
TransDigm Group, Inc.*	1	321
Travelers Cos., Inc. (The)	32	4,825
Trimble, Inc.*	4	336
Truist Financial Corp.	297	16,159
Twitter, Inc.*	6	384
Tyler Technologies, Inc.*	1	363
Tyson Foods, Inc., Class A	4	264
Uber Technologies, Inc.*	53	2,322
UDR, Inc., REIT	6	357
UiPath, Inc., Class A*(b)	16	970
Ulta Beauty, Inc.*	1	313
Under Armour, Inc., Class A*	14	280
Union Pacific Corp.	1	293
United Airlines Holdings, Inc.*(b)	57	2,653
United Parcel Service, Inc., Class B	1	270
United Rentals, Inc.*	1	307
UnitedHealth Group, Inc.(f)	74	30,637
Universal Health Services, Inc., Class B	2	302
Unum Group	10	274
US Bancorp	53	2,936
US Foods Holding Corp.*	252	8,667
Valero Energy Corp.	4	259
Ventas, Inc., REIT	6	332
VeriSign, Inc.*	1	293
Verisk Analytics, Inc.	2	326
Verizon Communications, Inc.(f)	95	5,295
Vertex Pharmaceuticals, Inc.*	44	8,852
VF Corp.	4	281
ViacomCBS, Inc.	7	293
Viatris, Inc.	96	1,344
Visa, Inc., Class A	16	3,956
Vornado Realty Trust, REIT	7	288
Vulcan Materials Co.	2	290
Walgreens Boots Alliance, Inc.	5	257
Walmart, Inc.	2	298
Walt Disney Co. (The)*	24	4,138
Waste Management, Inc.	2	314
Waters Corp.*	1	377
WEC Energy Group, Inc.	3	293
Wells Fargo & Co.(f)	701	32,217
Welltower, Inc., REIT	15	1,307
West Pharmaceutical Services, Inc.	1	373
Western Digital Corp.*	4	265
Western Union Co. (The)	12	282
Westinghouse Air Brake Technologies Corp.	4	327
WestRock Co.	80	3,922
WEX, Inc.*	22	4,098
Weyerhaeuser Co., REIT	96	3,247
Whirlpool Corp.	1	278
Whiting Petroleum Corp.*	2	84
Williams Cos., Inc. (The)	87	2,183
Willis Towers Watson plc	11	2,210
Workday, Inc., Class A*	20	4,657
WR Berkley Corp.	4	277
WW Grainger, Inc.	1	291
Wynn Resorts Ltd.*	2	231
Xcel Energy, Inc.	100	6,853
Xilinx, Inc.	2	365
Xylem, Inc.	3	329
Yum! Brands, Inc.	116	15,255
Zebra Technologies Corp., Class A*	9	4,704
Zillow Group, Inc., Class C*	18	1,965
Zimmer Biomet Holdings, Inc.	78	12,771
Zions Bancorp NA	5	272
Zoetis, Inc.	2	343
Zscaler, Inc.*	46	10,820

		1,837,711

TOTAL COMMON STOCKS (Cost $2,581,915)		3,394,407

	Principal Amount ($000)
CORPORATE BONDS — 15.3%
Australia — 0.3%
Commonwealth Bank of Australia 2.50%, 9/18/2022(e)	1,308	1,342
FMG Resources August 2006 Pty. Ltd.
5.13%, 5/15/2024(e)	70	76
4.50%, 9/15/2027(e)	255	278
4.38%, 4/1/2031(e)	4,494	4,887
National Australia Bank Ltd. (ICE LIBOR USD 3 Month + 0.41%), 0.53%, 12/13/2022(e)(g)	525	527
Westpac Banking Corp.
2.50%, 6/28/2022	2,637	2,692
2.75%, 1/11/2023	1,476	1,529
(ICE LIBOR USD 3 Month + 0.39%), 0.52%, 1/13/2023(g)	1,175	1,181

		12,512

Brazil — 0.0%(c)
Vale Overseas Ltd.
6.88%, 11/21/2036(b)	301	419
6.88%, 11/10/2039(b)	526	741
Vale SA 5.63%, 9/11/2042	511	648

		1,808

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Canada — 0.8%
1011778 BC ULC 4.00%, 10/15/2030(e)		205	205
Bank of Montreal
2.90%, 3/26/2022		357	364
2.05%, 11/1/2022(b)		273	279
Bank of Nova Scotia (The) 2.00%, 11/15/2022		2,633	2,692
Bombardier, Inc. 6.00%, 10/15/2022(e)		79	79
Canadian Imperial Bank of Commerce 2.55%, 6/16/2022		1,549	1,581
Cenovus Energy, Inc.
5.25%, 6/15/2037		704	850
6.75%, 11/15/2039		388	529
5.40%, 6/15/2047		700	871
Emera US Finance LP 4.75%, 6/15/2046(b)		500	606
Garda World Security Corp.
4.63%, 2/15/2027(e)		95	95
9.50%, 11/1/2027(e)		130	142
GFL Environmental, Inc.
3.75%, 8/1/2025(e)		255	261
4.00%, 8/1/2028(e)		195	193
MEG Energy Corp. 6.50%, 1/15/2025(e)		168	173
Methanex Corp.
5.25%, 12/15/2029(b)		4,144	4,581
5.65%, 12/1/2044		3,092	3,293
NOVA Chemicals Corp.
4.88%, 6/1/2024(e)		75	79
5.00%, 5/1/2025(e)		278	297
5.25%, 6/1/2027(e)		101	109
Ontario Teachers’ Finance Trust 1.10%, 10/19/2027(e)	CAD	773	607
Open Text Holdings, Inc. 4.13%, 2/15/2030(e)		537	554
Parkland Corp. 4.50%, 10/1/2029(e)		4,282	4,405
Province of Ontario 0.10%, 5/19/2028(d)	EUR	2,955	3,546
Royal Bank of Canada
(ICE LIBOR USD 3 Month + 0.73%), 0.91%, 2/1/2022(g)		545	547
2.75%, 2/1/2022(b)		867	878
2.80%, 4/29/2022		2,629	2,680
1.95%, 1/17/2023		1,241	1,271
Suncor Energy Ventures Corp. 6.00%, 4/1/2042(e)		650	755
Teck Resources Ltd.
6.13%, 10/1/2035		154	201
6.00%, 8/15/2040		350	456
6.25%, 7/15/2041		343	462
5.20%, 3/1/2042		380	454
5.40%, 2/1/2043		350	440
Toronto-Dominion Bank (The)
1.90%, 12/1/2022		2,632	2,691
0.25%, 1/6/2023(b)		2,700	2,699
TransAlta Corp. 6.50%, 3/15/2040(b)		835	960
Videotron Ltd. 5.13%, 4/15/2027(e)		535	558

			41,443

Chile — 0.0%(c)
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047(b)		355	429

China — 0.1%
China Development Bank
0.38%, 11/16/2021(d)	EUR	1,270	1,508
2.63%, 1/24/2022(d)		3,000	3,029
NXP BV
4.30%, 6/18/2029(e)		958	1,108
3.40%, 5/1/2030(e)		578	639

			6,284

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027		372	410
6.63%, 5/15/2039		3,793	5,197

			5,607

France — 0.3%
Altice France SA 5.13%, 7/15/2029(e)		980	987
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.73%), 0.86%, 7/20/2022(e)(g)		1,342	1,351
BPCE SA
(ICE LIBOR USD 3 Month + 1.22%), 1.37%, 5/22/2022(e)(g)		900	908
3.00%, 5/22/2022(e)		2,461	2,515
(ICE LIBOR USD 3 Month + 0.88%), 1.01%, 5/31/2022(g)		612	616
Dexia Credit Local SA
0.75%, 1/25/2023(d)	EUR	3,500	4,229
1.63%, 12/8/2023(d)	GBP	2,800	4,008
1.25%, 11/26/2024(d)	EUR	2,100	2,626

			17,240

Germany — 0.2%
BMW Finance NV
(ICE LIBOR USD 3 Month + 0.79%), 0.96%, 8/12/2022(e)(g)		1,000	1,008
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.88%), 1.03%, 2/22/2022(e)(g)		2,015	2,023
EMD Finance LLC 2.95%, 3/19/2022(e)		445	450
Kreditanstalt fuer Wiederaufbau 0.00%, 12/15/2022	EUR	3,000	3,591
TK Elevator US Newco, Inc. 5.25%, 7/15/2027(e)		200	211

			7,283

Italy — 0.3%
Intesa Sanpaolo SpA 3.13%, 7/14/2022(e)		200	205
Telecom Italia Capital SA
6.38%, 11/15/2033		2,424	2,866
6.00%, 9/30/2034		2,102	2,412
7.20%, 7/18/2036		3,824	4,885
7.72%, 6/4/2038		3,690	4,952

			15,320

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Japan — 0.2%
Daiwa Securities Group, Inc. 3.13%, 4/19/2022(e)		1,372	1,400
Development Bank of Japan, Inc. 3.13%, 9/6/2023(b)(e)		1,850	1,953
Mizuho Financial Group, Inc. 2.95%, 2/28/2022		1,999	2,030
(ICE LIBOR USD 3 Month + 0.88%), 1.00%, 9/11/2022(g)		642	648
Sumitomo Mitsui Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.74%), 0.87%, 10/18/2022(g)		1,212	1,221
Suntory Holdings Ltd. 2.55%, 6/28/2022(e)		516	525

			7,777

Luxembourg — 0.1%
Altice Financing SA 5.00%, 1/15/2028(e)		340	334
Altice France Holding SA 10.50%, 5/15/2027(e)		223	245
ArcelorMittal SA
7.25%, 10/15/2039(h)		686	1,002
7.00%, 3/1/2041(h)		707	1,015
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(i)		478	262
8.00%, 2/15/2024(e)(h)(i)		441	455
8.50%, 10/15/2024(e)(i)		420	233

			3,546

Macau — 0.0%(c)
Sands China Ltd. 4.38%, 6/18/2030		830	913
Wynn Macau Ltd. 4.88%, 10/1/2024(e)		275	276

			1,189

Netherlands — 0.1%
BNG Bank NV 4.75%, 3/6/2023(d)	AUD	602	473
Cooperatieve Rabobank UA 3.95%, 11/9/2022		1,360	1,421
ING Groep NV
(ICE LIBOR USD 3 Month + 1.15%), 1.30%, 3/29/2022(g)		1,902	1,916
3.15%, 3/29/2022(b)		763	778
Trivium Packaging Finance BV 5.50%, 8/15/2026(e)(h)		329	344

			4,932

New Zealand — 0.0%(c)
ANZ New Zealand Int’l Ltd. 2.88%, 1/25/2022(e)		200	203

Saudi Arabia — 0.0%(c)
Saudi Arabian Oil Co. 1.25%, 11/24/2023(e)		400	404

Singapore — 0.3%
Temasek Financial I Ltd.
0.50%, 3/1/2022(d)	EUR	2,000	2,379
3.63%, 8/1/2028(e)		6,158	7,025
1.63%, 8/2/2031(e)		2,593	2,579
2.38%, 8/2/2041(e)		2,538	2,492

			14,475

South Korea — 0.2%
Korea Development Bank (The)
3.00%, 3/19/2022		1,087	1,105
1.75%, 12/15/2022(d)	GBP	2,450	3,469
2.13%, 10/1/2024		1,826	1,913
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026(b)(e)		2,155	2,116

			8,603

Spain — 0.1%
Banco Santander SA 3.50%, 4/11/2022		1,400	1,431
Telefonica Emisiones SA 5.52%, 3/1/2049		2,707	3,569
			—

			5,000

Switzerland — 0.0%(c)
UBS AG 1.75%, 4/21/2022(e)		723	730
UBS Group AG
(ICE LIBOR USD 3 Month + 1.53%), 1.71%, 2/1/2022(e)(g)		300	303

			1,033

United Kingdom — 0.6%
AstraZeneca plc 2.38%, 6/12/2022		1,984	2,017
BAT Capital Corp. 2.76%, 8/15/2022		615	629
BP Capital Markets plc 2.50%, 11/6/2022		1,130	1,163
GlaxoSmithKline Capital plc 2.88%, 6/1/2022		2,634	2,687
INEOS Quattro Finance 2 plc 3.38%, 1/15/2026(e)		200	201
Marks & Spencer plc 7.13%, 12/1/2037(b)(e)		2,475	2,937
Reckitt Benckiser Treasury Services plc 2.38%, 6/24/2022(b)(e)		2,646	2,692
Rolls-Royce plc 5.75%, 10/15/2027(e)		3,961	4,322
Santander UK Group Holdings plc 3.57%, 1/10/2023(b)		380	385
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.20%), 1.33%, 9/10/2022(e)(g)		2,000	2,002
(ICE LIBOR USD 3 Month + 1.15%), 1.28%, 1/20/2023(e)(g)		695	698
Virgin Media Secured Finance plc
5.50%, 5/15/2029(e)		445	475
4.50%, 8/15/2030(e)		846	852

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(e)	5,106	5,055
4.75%, 7/15/2031(e)	3,051	3,116
Vodafone Group plc 2.50%, 9/26/2022(b)	117	120

		29,351

United States — 11.6%
Abbott Laboratories 2.55%, 3/15/2022	250	254
AbbVie, Inc. 2.90%, 11/6/2022	1,303	1,344
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(e)	90	96
5.00%, 4/15/2029(e)	95	99
ACCO Brands Corp. 4.25%, 3/15/2029(e)	923	922
Adient US LLC 9.00%, 4/15/2025(e)	140	153
ADT Security Corp. (The) 4.88%, 7/15/2032(e)	95	99
Advance Auto Parts, Inc. 3.90%, 4/15/2030	550	616
AECOM 5.13%, 3/15/2027	473	526
Albemarle Corp. 5.45%, 12/1/2044	358	472
Albertsons Cos., Inc.
3.25%, 3/15/2026(e)	118	121
4.63%, 1/15/2027(e)	330	349
3.50%, 3/15/2029(e)	126	127
4.88%, 2/15/2030(e)	235	255
Alcoa Nederland Holding BV
7.00%, 9/30/2026(e)	230	240
6.13%, 5/15/2028(e)	300	328
Allegion plc 3.50%, 10/1/2029	550	608
Allied Universal Holdco LLC
6.63%, 7/15/2026(e)	90	95
9.75%, 7/15/2027(e)	85	93
Allison Transmission, Inc.
4.75%, 10/1/2027(e)	98	102
5.88%, 6/1/2029(e)	155	169
3.75%, 1/30/2031(e)	112	112
Ally Financial, Inc. 5.75%, 11/20/2025	335	383
AMC Entertainment Holdings, Inc. 12.00% (PIK), 6/15/2026(e)(j)	171	150
American Airlines, Inc.
5.50%, 4/20/2026(e)	160	167
5.75%, 4/20/2029(e)	4,737	5,110
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025(b)	190	196
6.25%, 3/15/2026(b)	253	262
6.50%, 4/1/2027(b)	107	112
American Express Co.
(ICE LIBOR USD 3 Month + 0.62%), 0.78%, 5/20/2022(g)	810	813
(ICE LIBOR USD 3 Month + 0.61%), 0.79%, 8/1/2022(g)	476	478
2.65%, 12/2/2022	1,166	1,204
American Express Credit Corp. 2.70%, 3/3/2022(b)	194	196
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.45%), 0.61%, 2/15/2022(g)	2,289	2,294
1.95%, 5/20/2022	400	406
American Tower Corp.
REIT, 2.90%, 1/15/2030	459	488
REIT, 2.10%, 6/15/2030	503	503
REIT, 1.88%, 10/15/2030(b)	280	275
AmeriGas Partners LP 5.50%, 5/20/2025	310	342
Amgen, Inc.
2.70%, 5/1/2022(b)	1,010	1,024
2.65%, 5/11/2022(b)	405	412
Antero Resources Corp. 8.38%, 7/15/2026(e)	105	119
Anthem, Inc. 2.95%, 12/1/2022	1,302	1,346
Apache Corp.
4.63%, 11/15/2025	147	158
4.88%, 11/15/2027	169	182
Aramark Services, Inc. 5.00%, 4/1/2025(e)	123	126
Arches Buyer, Inc. 4.25%, 6/1/2028(e)	235	238
Archrock Partners LP 6.88%, 4/1/2027(b)(e)	85	89
Arconic Corp.
6.00%, 5/15/2025(e)	200	211
6.13%, 2/15/2028(e)	245	261
Ardagh Packaging Finance plc
4.13%, 8/15/2026(e)	440	454
5.25%, 8/15/2027(e)	220	225
Ashland LLC 6.88%, 5/15/2043	840	1,075
AT&T, Inc. 2.63%, 12/1/2022(b)	1,139	1,167
Athene Global Funding 3.00%, 7/1/2022(e)	479	491
Atkore, Inc. 4.25%, 6/1/2031(e)	1,618	1,654
AutoNation, Inc. 4.75%, 6/1/2030(b)	1,885	2,254
Avantor Funding, Inc. 4.63%, 7/15/2028(e)	282	297
Avis Budget Car Rental LLC
5.25%, 3/15/2025(e)	77	78
5.75%, 7/15/2027(b)(e)	287	300
Axalta Coating Systems LLC 4.75%, 6/15/2027(e)	260	274
B&G Foods, Inc. 5.25%, 4/1/2025	135	138
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022(b)	1,000	1,032
Ball Corp. 2.88%, 8/15/2030	2,713	2,685

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.18%), 1.31%, 10/21/2022(g)	624	626
(ICE LIBOR USD 3 Month + 1.16%), 1.29%, 1/20/2023(g)	56	56
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(g)	2,662	2,696
Bausch Health Americas, Inc.
9.25%, 4/1/2026(e)	450	487
8.50%, 1/31/2027(e)	520	562
Bausch Health Cos., Inc.
6.13%, 4/15/2025(e)	206	210
9.00%, 12/15/2025(e)	220	235
5.00%, 1/30/2028(e)	1,102	1,051
5.00%, 2/15/2029(e)	142	134
5.25%, 1/30/2030(e)	102	96
5.25%, 2/15/2031(e)	113	106
Berry Global, Inc. 4.88%, 7/15/2026(e)	263	277
Boeing Co. (The)
3.50%, 3/1/2039	471	483
6.88%, 3/15/2039	300	424
3.38%, 6/15/2046(b)	8	8
3.90%, 5/1/2049	19	20
5.81%, 5/1/2050	314	428
3.95%, 8/1/2059	1,500	1,553
5.93%, 5/1/2060	1,480	2,047
Boise Cascade Co. 4.88%, 7/1/2030(e)	473	501
Bristol-Myers Squibb Co.
2.60%, 5/16/2022	314	320
2.00%, 8/1/2022	110	112
Buckeye Partners LP
4.13%, 3/1/2025(e)	379	393
4.50%, 3/1/2028(e)	1,871	1,899
5.85%, 11/15/2043	2,126	2,137
BWX Technologies, Inc. 4.13%, 4/15/2029(e)	340	349
Caesars Resort Collection LLC 5.75%, 7/1/2025(e)	331	348
Calpine Corp.
5.13%, 3/15/2028(e)	375	380
3.75%, 3/1/2031(e)	5,130	4,936
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 1.07%, 3/9/2022(g)	456	458
3.05%, 3/9/2022	2,147	2,178
Cardinal Health, Inc.
(ICE LIBOR USD 3 Month + 0.77%), 0.89%, 6/15/2022(g)	255	257
2.62%, 6/15/2022	131	133
Carnival Corp.
11.50%, 4/1/2023(e)	26	29
10.50%, 2/1/2026(e)	70	80
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.59%), 0.72%, 6/6/2022(g)	350	351
1.90%, 9/6/2022	350	357
CCO Holdings LLC
5.50%, 5/1/2026(e)	215	222
5.13%, 5/1/2027(e)	965	1,010
5.00%, 2/1/2028(e)	647	678
4.75%, 3/1/2030(e)	747	792
4.25%, 2/1/2031(e)	889	917
4.50%, 5/1/2032	2,532	2,649
CDK Global, Inc.
4.88%, 6/1/2027	80	84
5.25%, 5/15/2029(e)	93	101
CDW LLC
4.25%, 4/1/2028	277	288
3.25%, 2/15/2029	399	400
Cedar Fair LP
5.50%, 5/1/2025(e)	180	187
5.38%, 4/15/2027	101	103
Centene Corp.
5.38%, 6/1/2026(e)	515	536
4.63%, 12/15/2029	683	749
CenterPoint Energy, Inc. 2.50%, 9/1/2022	350	357
Central Garden & Pet Co. 4.13%, 4/30/2031(e)	235	240
CF Industries, Inc.
5.15%, 3/15/2034	160	198
4.95%, 6/1/2043	4,072	5,016
5.38%, 3/15/2044	3,958	5,090
Charter Communications Operating LLC
6.48%, 10/23/2045	291	409
4.80%, 3/1/2050	1,339	1,571
6.83%, 10/23/2055	281	423
3.85%, 4/1/2061	3,262	3,257
4.40%, 12/1/2061	487	535
Chemours Co. (The) 7.00%, 5/15/2025	330	341
Cheniere Energy Partners LP
5.63%, 10/1/2026	303	313
4.00%, 3/1/2031(e)	75	79
Cheniere Energy, Inc. 4.63%, 10/15/2028	104	110
Chesapeake Energy Corp. 5.88%, 2/1/2029(e)	315	335
Chevron Corp.
(ICE LIBOR USD 3 Month + 0.53%), 0.66%, 3/3/2022(b)(g)	180	181
Choice Hotels International, Inc.
3.70%, 12/1/2029	1,964	2,143
3.70%, 1/15/2031	580	636
Cincinnati Bell, Inc. 7.00%, 7/15/2024(e)	205	209
Cinemark USA, Inc. 8.75%, 5/1/2025(e)	150	160
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 1.09%, 4/25/2022(g)	100	101

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.05%, 7/30/2022	342	354
(SOFR + 0.87%), 2.31%, 11/4/2022(g)	213	214
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(g)	2,667	2,703
Citizens Bank NA 3.25%, 2/14/2022	2,502	2,536
Clarios Global LP
6.75%, 5/15/2025(e)	234	248
6.25%, 5/15/2026(e)	90	95
Clarivate Science Holdings Corp. 3.88%, 6/30/2028(e)	295	297
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(b)(e)	128	133
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(e)	630	647
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029(e)	153	162
CommScope, Inc.
6.00%, 3/1/2026(e)	560	584
8.25%, 3/1/2027(e)	255	270
Community Health Systems, Inc.
5.63%, 3/15/2027(e)	106	112
4.75%, 2/15/2031(e)	400	406
Comstock Resources, Inc. 6.75%, 3/1/2029(e)	121	126
Conagra Brands, Inc. 8.25%, 9/15/2030	143	214
Continental Resources, Inc.
4.38%, 1/15/2028(b)	458	507
5.75%, 1/15/2031(e)	205	247
4.90%, 6/1/2044(b)	4,478	5,167
Crestwood Midstream Partners LP 5.75%, 4/1/2025	206	211
Crown Castle International Corp. REIT, 2.25%, 1/15/2031	483	484
CSC Holdings LLC
5.50%, 4/15/2027(e)	335	351
5.38%, 2/1/2028(e)	200	211
5.75%, 1/15/2030(e)	400	417
4.13%, 12/1/2030(e)	849	851
3.38%, 2/15/2031(e)	4,527	4,301
4.50%, 11/15/2031(e)	3,918	3,947
Dana, Inc. 5.38%, 11/15/2027	155	164
DaVita, Inc. 4.63%, 6/1/2030(e)	435	450
DCP Midstream Operating LP
5.38%, 7/15/2025	433	479
8.13%, 8/16/2030	350	466
6.45%, 11/3/2036(e)	406	487
5.60%, 4/1/2044	934	1,071
Deere & Co. 2.60%, 6/8/2022	426	432
Dell International LLC
8.10%, 7/15/2036	300	466
8.35%, 7/15/2046	300	491
Dell, Inc.
7.10%, 4/15/2028	320	411
6.50%, 4/15/2038(b)	480	633
Delta Air Lines, Inc.
4.50%, 10/20/2025(e)	127	136
4.38%, 4/19/2028	4,436	4,650
4.75%, 10/20/2028(e)	180	202
3.75%, 10/28/2029	4,613	4,575
Devon Energy Corp.
4.50%, 1/15/2030(e)	538	587
4.75%, 5/15/2042(b)	56	64
5.00%, 6/15/2045	929	1,096
DH Europe Finance II SARL 2.05%, 11/15/2022	1,246	1,275
Diamond Sports Group LLC 5.38%, 8/15/2026(e)	207	120
Discovery Communications LLC
5.20%, 9/20/2047	1,121	1,422
5.30%, 5/15/2049(b)	1,450	1,865
DISH DBS Corp.
5.88%, 11/15/2024	1,150	1,239
7.75%, 7/1/2026	489	558
Diversified Healthcare Trust REIT, 4.38%, 3/1/2031	2,253	2,199
DT Midstream, Inc. 4.38%, 6/15/2031(e)	335	348
DTE Energy Co. Series H, 0.55%, 11/1/2022	148	148
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.65%), 0.77%, 3/11/2022(g)	1,340	1,345
Dycom Industries, Inc. 4.50%, 4/15/2029(b)(e)	3,635	3,680
Ecolab, Inc. 2.38%, 8/10/2022	1,773	1,808
Edgewell Personal Care Co. 5.50%, 6/1/2028(e)	250	265
Edison International
5.75%, 6/15/2027(b)	450	519
4.13%, 3/15/2028	450	485
Elanco Animal Health, Inc. 5.90%, 8/28/2028(h)	344	411
Element Solutions, Inc. 3.88%, 9/1/2028(e)	235	240
Embarq Corp. 8.00%, 6/1/2036	2,428	2,719
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(e)	637	633
Enable Midstream Partners LP 5.00%, 5/15/2044(h)	102	113
Encompass Health Corp. 4.50%, 2/1/2028	335	348
Energizer Holdings, Inc. 4.38%, 3/31/2029(e)	145	146
Energy Transfer LP
5.35%, 5/15/2045	430	510
5.30%, 4/15/2047	576	681
5.40%, 10/1/2047	929	1,120
6.00%, 6/15/2048	160	203
6.25%, 4/15/2049	450	593
5.00%, 5/15/2050	677	796

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
EnerSys 4.38%, 12/15/2027(b)(e)	845	883
EnLink Midstream LLC
5.63%, 1/15/2028(e)	3,944	4,174
5.38%, 6/1/2029	2,293	2,385
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(g)(k)(l)	230	180
4.40%, 4/1/2024	105	110
5.45%, 6/1/2047	3,104	3,011
EPR Properties
REIT, 4.75%, 12/15/2026(b)	455	491
REIT, 4.95%, 4/15/2028	2,270	2,456
EQM Midstream Partners LP
6.00%, 7/1/2025(e)	270	294
4.13%, 12/1/2026	160	162
5.50%, 7/15/2028	4,654	5,038
4.50%, 1/15/2029(e)	4,513	4,567
4.75%, 1/15/2031(e)	92	94
6.50%, 7/15/2048	4,676	5,137
EQT Corp.
3.00%, 10/1/2022(b)	160	162
7.63%, 2/1/2025(h)	200	231
8.50%, 2/1/2030(b)(h)	3,320	4,361
Equinix, Inc.
REIT, 3.20%, 11/18/2029(b)	334	364
REIT, 2.15%, 7/15/2030	571	574
Expedia Group, Inc.
3.80%, 2/15/2028(b)	174	191
3.25%, 2/15/2030	650	682
Fifth Third Bancorp 2.60%, 6/15/2022	1,599	1,629
Fifth Third Bank NA
(ICE LIBOR USD 3 Month + 0.64%), 0.82%, 2/1/2022(g)	391	392
FirstEnergy Corp.
Series B, 4.65%, 7/15/2027(h)	285	318
2.65%, 3/1/2030	477	486
Series B, 2.25%, 9/1/2030	374	369
Series C, 7.38%, 11/15/2031	96	134
Series C, 5.60%, 7/15/2047(h)	1,830	2,301
Series C, 3.40%, 3/1/2050	1,314	1,319
FirstEnergy Transmission LLC
5.45%, 7/15/2044(e)	1,472	1,919
4.55%, 4/1/2049(e)	2,420	2,922
Flowserve Corp. 3.50%, 10/1/2030	600	638
Fluor Corp. 4.25%, 9/15/2028(b)	4,910	5,067
Ford Motor Co. 9.00%, 4/22/2025	233	287
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	420	445
5.13%, 6/16/2025	235	259
4.39%, 1/8/2026	750	814
4.13%, 8/17/2027	380	406
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	535	566
4.25%, 3/1/2030	596	643
4.63%, 8/1/2030	112	123
5.40%, 11/14/2034	3,594	4,569
5.45%, 3/15/2043	3,920	5,039
Frontier Communications Holdings LLC 5.88%, 10/15/2027(e)	182	195
Gap, Inc. (The)
8.38%, 5/15/2023(b)(e)	145	162
8.88%, 5/15/2027(e)	100	115
Gartner, Inc.
4.50%, 7/1/2028(e)	135	143
3.63%, 6/15/2029(e)	245	251
3.75%, 10/1/2030(e)	862	885
General Dynamics Corp. 2.25%, 11/15/2022	530	541
General Motors Co.
6.60%, 4/1/2036	320	443
6.25%, 10/2/2043	28	39
6.75%, 4/1/2046	325	473
5.95%, 4/1/2049	67	92
Genesis Energy LP
6.25%, 5/15/2026	192	189
7.75%, 2/1/2028	114	115
Global Payments, Inc.
3.20%, 8/15/2029(b)	502	544
2.90%, 5/15/2030(b)	594	631
GLP Capital LP
REIT, 4.00%, 1/15/2030	1,368	1,490
REIT, 4.00%, 1/15/2031	609	666
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.78%), 0.91%, 10/31/2022(g)	711	712
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(g)	178	179
3.63%, 1/22/2023(b)	1,726	1,810
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029(e)	5,083	5,347
5.25%, 4/30/2031(b)	330	349
5.25%, 7/15/2031(e)	5,157	5,441
Graphic Packaging International LLC 3.50%, 3/15/2028(e)	400	405
Greif, Inc. 6.50%, 3/1/2027(e)	104	109
Griffon Corp. 5.75%, 3/1/2028	250	263
Group 1 Automotive, Inc. 4.00%, 8/15/2028(e)	330	339
Hasbro, Inc.
3.90%, 11/19/2029	460	518
6.35%, 3/15/2040	320	455
5.10%, 5/15/2044	824	1,021
HAT Holdings I LLC REIT, 3.75%, 9/15/2030(e)	2,645	2,633
HCA, Inc.
5.63%, 9/1/2028	1,226	1,474
5.88%, 2/1/2029	1,005	1,229

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.50%, 9/1/2030	4,266	4,633
7.50%, 11/15/2095	2,000	2,965
Herc Holdings, Inc. 5.50%, 7/15/2027(e)	320	336
Hess Corp. 5.80%, 4/1/2047	360	469
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	466	500
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	127	131
Howmet Aerospace, Inc.
5.13%, 10/1/2024	148	163
5.90%, 2/1/2027	233	276
6.75%, 1/15/2028	769	945
5.95%, 2/1/2037(b)	3,909	4,957
Hughes Satellite Systems Corp. 6.63%, 8/1/2026(b)	105	118
Hyatt Hotels Corp. 5.75%, 4/23/2030(b)	759	930
Hyundai Capital America
3.95%, 2/1/2022(e)	76	78
3.00%, 6/20/2022(e)	300	306
1.15%, 11/10/2022(e)	600	604
Icahn Enterprises LP
6.38%, 12/15/2025	96	99
6.25%, 5/15/2026	241	253
5.25%, 5/15/2027	3,404	3,578
iHeartCommunications, Inc.
8.38%, 5/1/2027	68	73
5.25%, 8/15/2027(e)	420	438
Imola Merger Corp. 4.75%, 5/15/2029(e)	385	397
International Game Technology plc 6.50%, 2/15/2025(e)	300	335
IQVIA, Inc. 5.00%, 5/15/2027(e)	317	330
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(e)	115	119
REIT, 4.88%, 9/15/2029(e)	258	270
REIT, 5.25%, 7/15/2030(e)	4,087	4,355
REIT, 4.50%, 2/15/2031(b)(e)	4,996	5,108
REIT, 5.63%, 7/15/2032(e)	4,497	4,865
Jabil, Inc.
3.60%, 1/15/2030(b)	822	892
3.00%, 1/15/2031	450	465
Jazz Securities DAC 4.38%, 1/15/2029(e)	385	401
JBS USA LUX SA 6.75%, 2/15/2028(e)	305	334
John Deere Capital Corp. 0.55%, 7/5/2022	900	903
(ICE LIBOR USD 3 Month + 0.48%), 0.61%, 9/8/2022(g)	100	101
Kaiser Aluminum Corp. 4.63%, 3/1/2028(e)	280	292
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	145	149
KeyBank NA 2.40%, 6/9/2022	2,645	2,694
Kohl’s Corp. 5.55%, 7/17/2045(b)	429	519
Kraft Heinz Foods Co.
5.20%, 7/15/2045	738	935
5.50%, 6/1/2050	3,845	5,150
L Brands, Inc.
7.50%, 6/15/2029	245	284
6.88%, 11/1/2035	4,048	5,207
6.75%, 7/1/2036	3,913	4,989
LABL, Inc.
6.75%, 7/15/2026(e)	360	382
10.50%, 7/15/2027(e)	95	105
Ladder Capital Finance Holdings LLLP REIT, 4.75%, 6/15/2029(e)	127	127
Lamar Media Corp. 4.00%, 2/15/2030	260	264
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(e)	199	205
Las Vegas Sands Corp. 3.90%, 8/8/2029(b)	550	586
Leidos, Inc. 4.38%, 5/15/2030(b)	520	598
Level 3 Financing, Inc.
5.25%, 3/15/2026	287	296
4.63%, 9/15/2027(e)	610	634
3.63%, 1/15/2029(e)	5,167	5,019
Lithia Motors, Inc. 4.63%, 12/15/2027(b)(e)	235	250
Live Nation Entertainment, Inc. 6.50%, 5/15/2027(e)	420	464
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	65	73
5.63%, 4/1/2025	155	169
Series G, 6.88%, 1/15/2028(b)	2,774	3,139
Series P, 7.60%, 9/15/2039	4,187	4,771
Series U, 7.65%, 3/15/2042	3,819	4,316
Macy’s, Inc. 8.38%, 6/15/2025(e)	260	283
Manufacturers & Traders Trust Co.
(ICE LIBOR USD 3 Month + 0.61%), 0.77%, 5/18/2022(g)	1,620	1,628
Marathon Oil Corp. 5.20%, 6/1/2045(b)	1,708	2,051
Marriott International, Inc.
4.63%, 6/15/2030	206	239
Series GG, 3.50%, 10/15/2032	600	647
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	124	129
MassMutual Global Funding II 2.25%, 7/1/2022(e)	350	357
MasTec, Inc. 4.50%, 8/15/2028(e)	325	343
Mattel, Inc. 3.38%, 4/1/2026(e)	282	293
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(e)	501	504
7.25%, 4/15/2025(e)	190	186

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MDC Holdings, Inc.
3.85%, 1/15/2030	1,575	1,712
6.00%, 1/15/2043	3,311	4,381
Meredith Corp. 6.88%, 2/1/2026(b)	361	375
Metropolitan Life Global Funding I 2.65%, 4/8/2022(e)	2,638	2,682
MGM Growth Properties Operating Partnership LP
REIT, 5.75%, 2/1/2027	978	1,093
REIT, 4.50%, 1/15/2028	350	371
MGM Resorts International
6.75%, 5/1/2025	155	164
5.75%, 6/15/2025	104	113
5.50%, 4/15/2027	3,374	3,667
Micron Technology, Inc.
5.33%, 2/6/2029	520	631
4.66%, 2/15/2030	520	610
Microsoft Corp. 2.40%, 2/6/2022	278	281
Mondelez International, Inc. 0.63%, 7/1/2022	1,344	1,349
Morgan Stanley 4.88%, 11/1/2022	2,534	2,673
Motorola Solutions, Inc.
4.60%, 5/23/2029	1,000	1,181
2.30%, 11/15/2030	400	400
5.50%, 9/1/2044(b)	343	452
MPT Operating Partnership LP REIT, 5.00%, 10/15/2027	245	259
MSCI, Inc.
5.38%, 5/15/2027(e)	139	147
4.00%, 11/15/2029(e)	375	400
3.88%, 2/15/2031(e)	379	403
Mueller Water Products, Inc. 4.00%, 6/15/2029(e)	4,700	4,859
Murphy Oil Corp. 6.37%, 12/1/2042(h)	1,083	1,080
Mylan, Inc. 5.20%, 4/15/2048	2,149	2,694
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(b)(e)	145	147
Navient Corp.
6.50%, 6/15/2022	170	177
6.13%, 3/25/2024	140	152
4.88%, 3/15/2028	4,847	4,890
NCR Corp.
5.75%, 9/1/2027(e)	380	401
5.13%, 4/15/2029(e)	88	92
6.13%, 9/1/2029(e)	110	119
Netflix, Inc.
4.88%, 4/15/2028	349	408
5.88%, 11/15/2028	329	409
6.38%, 5/15/2029	690	887
5.38%, 11/15/2029(e)	2,313	2,853
4.88%, 6/15/2030(e)	3,086	3,718
New Albertsons LP 8.00%, 5/1/2031	130	159
Newell Brands, Inc.
4.70%, 4/1/2026(h)	420	468
5.87%, 4/1/2036(h)	2,303	2,925
6.00%, 4/1/2046(h)	3,796	4,927
News Corp. 3.88%, 5/15/2029(e)	245	249
Nexstar Media, Inc. 5.63%, 7/15/2027(e)	369	390
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	1,970	2,004
NextEra Energy Operating Partners LP 4.50%, 9/15/2027(e)	371	400
Nielsen Finance LLC 5.63%, 10/1/2028(e)	325	343
Nordstrom, Inc.
4.38%, 4/1/2030(b)	2,539	2,679
5.00%, 1/15/2044	2,250	2,239
Novelis Corp.
5.88%, 9/30/2026(e)	144	150
4.75%, 1/30/2030(e)	145	154
NRG Energy, Inc.
6.63%, 1/15/2027	387	401
5.75%, 1/15/2028	230	244
NuStar Logistics LP
5.75%, 10/1/2025	76	83
6.38%, 10/1/2030	1,804	2,002
Occidental Petroleum Corp.
8.00%, 7/15/2025(b)	320	380
5.88%, 9/1/2025	87	96
8.50%, 7/15/2027	120	150
6.38%, 9/1/2028	87	101
8.88%, 7/15/2030	139	188
6.63%, 9/1/2030	152	185
Olin Corp. 5.13%, 9/15/2027	140	146
ON Semiconductor Corp. 3.88%, 9/1/2028(e)	260	271
OneMain Finance Corp.
7.13%, 3/15/2026	167	197
6.63%, 1/15/2028	2,612	3,017
5.38%, 11/15/2029	2,846	3,126
ONEOK, Inc.
4.95%, 7/13/2047	487	583
5.20%, 7/15/2048(b)	660	821
4.45%, 9/1/2049(b)	595	677
4.50%, 3/15/2050	650	739
7.15%, 1/15/2051	404	604
Oracle Corp.
2.50%, 5/15/2022	168	170
2.50%, 10/15/2022	497	510
Organon & Co. 4.13%, 4/30/2028(e)	250	256
Oshkosh Corp. 3.10%, 3/1/2030	580	625
Outfront Media Capital LLC 5.00%, 8/15/2027(e)	162	165
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(e)	225	243
Pacific Gas and Electric Co.
3.30%, 8/1/2040(b)	315	286
4.20%, 6/1/2041	500	489
4.60%, 6/15/2043	392	395
4.75%, 2/15/2044(b)	386	388
4.30%, 3/15/2045(b)	400	379
4.25%, 3/15/2046	345	333

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.00%, 12/1/2046(b)	910	851
3.95%, 12/1/2047	911	856
4.95%, 7/1/2050	350	361
3.50%, 8/1/2050	430	384
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(e)	427	436
PBF Holding Co. LLC
9.25%, 5/15/2025(e)	96	88
6.00%, 2/15/2028	95	49
Penske Automotive Group, Inc. 3.75%, 6/15/2029(b)	245	248
Performance Food Group, Inc. 5.50%, 10/15/2027(e)	233	243
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044(b)	2,476	2,715
PetSmart, Inc. 4.75%, 2/15/2028(e)	400	415
PG&E Corp. 5.00%, 7/1/2028(b)	265	258
Philip Morris International, Inc. 2.50%, 8/22/2022	2,161	2,213
Phillips 66 Partners LP 4.68%, 2/15/2045	168	191
Plains All American Pipeline LP
4.30%, 1/31/2043	555	564
4.70%, 6/15/2044(b)	1,347	1,445
4.90%, 2/15/2045	2,442	2,673
Plantronics, Inc. 4.75%, 3/1/2029(b)(e)	250	244
PNC Bank NA 2.70%, 11/1/2022	2,606	2,681
(ICE LIBOR USD 3 Month + 0.43%), 0.55%, 12/9/2022(g)	683	684
Post Holdings, Inc.
5.63%, 1/15/2028(e)	265	279
5.50%, 12/15/2029(e)	225	241
Presidio Holdings, Inc. 4.88%, 2/1/2027(e)	285	294
Prestige Brands, Inc. 5.13%, 1/15/2028(e)	135	143
Prime Security Services Borrower LLC 5.75%, 4/15/2026(e)	333	365
PulteGroup, Inc. 6.38%, 5/15/2033	677	911
Qorvo, Inc.
4.38%, 10/15/2029(b)	369	402
3.38%, 4/1/2031(b)(e)	2,659	2,760
Quicken Loans LLC
5.25%, 1/15/2028(e)	135	142
3.63%, 3/1/2029(e)	250	251
QVC, Inc.
4.75%, 2/15/2027(b)	762	817
4.38%, 9/1/2028	3,804	3,906
5.45%, 8/15/2034	4,000	4,242
5.95%, 3/15/2043(b)	2,770	2,867
Radian Group, Inc. 4.88%, 3/15/2027(b)	2,500	2,719
Range Resources Corp.
4.88%, 5/15/2025	125	130
9.25%, 2/1/2026	195	211
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	600	580
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(e)	340	340
RHP Hotel Properties LP REIT, 4.75%, 10/15/2027	340	352
Rite Aid Corp.
7.50%, 7/1/2025(e)	273	274
8.00%, 11/15/2026(e)	278	279
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(e)	357	409
RPM International, Inc. 4.25%, 1/15/2048	550	617
Ryder System, Inc.
2.88%, 6/1/2022	200	204
2.50%, 9/1/2022	110	112
Sabre GLBL, Inc. 9.25%, 4/15/2025(e)	120	140
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	185	191
REIT, 3.13%, 2/1/2029(e)	87	85
Schlumberger Investment SA 2.40%, 8/1/2022(e)	200	203
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	330	344
Scripps Escrow II, Inc. 3.88%, 1/15/2029(e)	195	195
Seagate HDD Cayman
4.09%, 6/1/2029(e)	50	52
4.13%, 1/15/2031(e)	4,705	4,923
3.38%, 7/15/2031(e)	3,345	3,294
5.75%, 12/1/2034(b)	3,832	4,530
Sealed Air Corp.
4.00%, 12/1/2027(e)	378	403
6.88%, 7/15/2033(e)	492	630
Sensata Technologies, Inc.
4.38%, 2/15/2030(b)(e)	2,655	2,841
3.75%, 2/15/2031(e)	2,879	2,900
Service Corp. International
4.63%, 12/15/2027	160	168
5.13%, 6/1/2029	205	222
Sinclair Television Group, Inc. 4.13%, 12/1/2030(e)	250	243
Sirius XM Radio, Inc.
5.50%, 7/1/2029(e)	445	487
4.13%, 7/1/2030(e)	1,247	1,287
Six Flags Entertainment Corp. 4.88%, 7/31/2024(e)	233	234
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(e)	300	320
Southwestern Energy Co. 6.45%, 1/23/2025(h)	275	301
Spectrum Brands, Inc. 5.00%, 10/1/2029(e)	269	285
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(e)	135	143
Sprint Capital Corp.
6.88%, 11/15/2028	313	404
8.75%, 3/15/2032	2,361	3,639
Sprint Corp.
7.63%, 2/15/2025	314	370

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.63%, 3/1/2026	1,205	1,472
Square, Inc. 3.50%, 6/1/2031(e)	295	307
SS&C Technologies, Inc. 5.50%, 9/30/2027(e)	226	239
Standard Industries, Inc. 4.75%, 1/15/2028(e)	515	536
Staples, Inc.
7.50%, 4/15/2026(e)	480	487
10.75%, 4/15/2027(b)(e)	180	175
Starbucks Corp. 2.70%, 6/15/2022	400	407
Summit Materials LLC
5.13%, 6/1/2025(e)	70	71
5.25%, 1/15/2029(e)	230	244
Targa Resources Partners LP
5.88%, 4/15/2026	93	97
5.50%, 3/1/2030	240	264
4.88%, 2/1/2031(e)	135	146
4.00%, 1/15/2032(e)	71	74
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027(e)	175	197
5.75%, 1/15/2028(e)	3,474	3,913
5.13%, 8/1/2030(e)	1,513	1,645
TEGNA, Inc. 5.00%, 9/15/2029	564	589
Teleflex, Inc. 4.63%, 11/15/2027	210	221
Tempur Sealy International, Inc. 4.00%, 4/15/2029(e)	340	349
Tenet Healthcare Corp.
4.63%, 9/1/2024(e)	410	419
7.50%, 4/1/2025(e)	85	91
6.25%, 2/1/2027(e)	650	677
5.13%, 11/1/2027(e)	294	308
TerraForm Power Operating LLC
5.00%, 1/31/2028(e)	4,640	5,011
4.75%, 1/15/2030(e)	374	394
Time Warner Cable LLC
6.55%, 5/1/2037(b)	347	478
7.30%, 7/1/2038(b)	335	492
6.75%, 6/15/2039	420	597
5.88%, 11/15/2040	450	588
5.50%, 9/1/2041(b)	397	502
T-Mobile USA, Inc.
2.25%, 2/15/2026	72	73
4.75%, 2/1/2028	1,107	1,177
3.88%, 4/15/2030	253	285
2.55%, 2/15/2031(b)	470	481
Topaz Solar Farms LLC 5.75%, 9/30/2039(e)	2,291	2,664
Toyota Motor Credit Corp. 0.45%, 7/22/2022	1,229	1,232
TransDigm, Inc. 6.25%, 3/15/2026(e)	454	476
Transocean Pontus Ltd. 6.13%, 8/1/2025(e)	205	202
Travel + Leisure Co.
6.00%, 4/1/2027(h)	687	744
4.63%, 3/1/2030(e)	896	925
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	367	398
5.70%, 6/15/2028	360	399
Truist Bank
(ICE LIBOR USD 3 Month + 0.59%), 0.75%, 5/17/2022(g)	1,000	1,004
Truist Financial Corp.
3.95%, 3/22/2022	1,000	1,020
2.75%, 4/1/2022(b)	512	520
3.05%, 6/20/2022	136	139
Twitter, Inc. 3.88%, 12/15/2027(e)	380	406
United Parcel Service, Inc. 2.35%, 5/16/2022	849	862
United Rentals North America, Inc.
5.50%, 5/15/2027	175	184
4.88%, 1/15/2028	90	95
5.25%, 1/15/2030	622	681
4.00%, 7/15/2030	385	400
3.88%, 2/15/2031	3,010	3,096
United States Cellular Corp. 6.70%, 12/15/2033	2,332	2,898
Uniti Group LP REIT, 7.88%, 2/15/2025(e)	180	192
Universal Health Services, Inc. 2.65%, 10/15/2030(e)	600	610
Univision Communications, Inc. 4.50%, 5/1/2029(e)	245	246
US Bancorp 2.95%, 7/15/2022	2,000	2,048
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	262	326
Valmont Industries, Inc.
5.00%, 10/1/2044	361	446
5.25%, 10/1/2054	550	702
Valvoline, Inc. 4.25%, 2/15/2030(e)	608	632
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 3/16/2022(g)	2,008	2,020
Viatris, Inc.
2.70%, 6/22/2030(b)(e)	400	411
4.00%, 6/22/2050(e)	371	401
VICI Properties LP
REIT, 4.25%, 12/1/2026(e)	76	79
REIT, 4.63%, 12/1/2029(e)	136	146
REIT, 4.13%, 8/15/2030(e)	335	352
Vistra Operations Co. LLC
5.63%, 2/15/2027(e)	320	332
5.00%, 7/31/2027(e)	185	191
4.38%, 5/1/2029(e)	5,275	5,407
VMware, Inc. 4.70%, 5/15/2030(b)	520	625
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.11%), 1.24%, 1/24/2023(g)	673	676

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(g)		2,677	2,682
WESCO Distribution, Inc.
7.13%, 6/15/2025(e)		247	266
7.25%, 6/15/2028(e)		207	230
Western Digital Corp. 4.75%, 2/15/2026		73	81
Western Midstream Operating LP
4.00%, 7/1/2022		130	131
4.35%, 2/1/2025(h)		155	162
5.45%, 4/1/2044		3,760	4,221
5.30%, 3/1/2048		3,197	3,524
5.50%, 8/15/2048		3,633	4,051
6.50%, 2/1/2050(h)		2,910	3,423
WMG Acquisition Corp.
3.88%, 7/15/2030(e)		699	718
3.00%, 2/15/2031(e)		2,742	2,656
Wolverine Escrow LLC 9.00%, 11/15/2026(e)		286	276
Wynn Las Vegas LLC
4.25%, 5/30/2023(e)		210	215
5.50%, 3/1/2025(e)		358	379
Wynn Resorts Finance LLC 5.13%, 10/1/2029(e)		160	166
Xerox Holdings Corp. 5.50%, 8/15/2028(e)		4,748	5,009
XPO Logistics, Inc.
6.75%, 8/15/2024(e)		219	227
6.25%, 5/1/2025(e)		180	191
Yum! Brands, Inc.
4.75%, 1/15/2030(e)		145	159
3.63%, 3/15/2031		415	423
4.63%, 1/31/2032		101	109
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(e)		240	239

			585,462

Venezuela, Bolivarian Republic of — 0.0%(c)
Petroleos de Venezuela SA
8.50%, 10/27/2020(d)(i)		75	18
9.00%, 11/17/2021(d)(i)		50	2
12.75%, 2/17/2022(d)(i)		120	5

			25

TOTAL CORPORATE BONDS (Cost $741,684)			769,926

FOREIGN GOVERNMENT SECURITIES — 5.9%
Australia — 0.1%
Commonwealth of Australia
2.75%, 4/21/2024(d)	AUD	885	697
3.25%, 4/21/2025(d)	AUD	1,536	1,248
0.25%, 11/21/2025(d)	AUD	1,100	800
2.75%, 11/21/2028(d)	AUD	150	125
2.75%, 6/21/2035(d)	AUD	1,666	1,423
2.75%, 5/21/2041(d)	AUD	360	303
3.00%, 3/21/2047(d)	AUD	209	184
1.75%, 6/21/2051(d)	AUD	300	206

			4,986

Belgium — 0.1%
Kingdom of Belgium
0.80%, 6/22/2027(d)	EUR	985	1,264
0.10%, 6/22/2030(d)	EUR	1,187	1,455
1.00%, 6/22/2031(d)	EUR	105	139
1.45%, 6/22/2037(d)	EUR	960	1,356
1.90%, 6/22/2038(d)	EUR	1,045	1,571
1.60%, 6/22/2047(d)	EUR	267	392
1.70%, 6/22/2050(d)	EUR	106	160
2.15%, 6/22/2066(d)	EUR	327	580

			6,917

Canada — 0.1%
Canada Government Bond
2.25%, 3/1/2024	CAD	1,280	1,071
5.00%, 6/1/2037	CAD	193	231
4.00%, 6/1/2041	CAD	285	321
3.50%, 12/1/2045	CAD	224	244
2.75%, 12/1/2048	CAD	198	193
2.00%, 12/1/2051	CAD	994	841
2.75%, 12/1/2064	CAD	130	133

			3,034

China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023(d)	EUR	3,800	4,570

Denmark — 0.1%
Kingdom of Denmark
0.25%, 11/15/2022(d)	DKK	1,704	275
1.75%, 11/15/2025	DKK	2,373	417
0.50%, 11/15/2027	DKK	3,009	508
0.50%, 11/15/2029(d)	DKK	860	146
4.50%, 11/15/2039	DKK	2,847	823
0.25%, 11/15/2052(d)	DKK	360	57

			2,226

France — 0.3%
French Republic
1.25%, 5/25/2036(d)	EUR	3,060	4,193
1.75%, 6/25/2039(d)	EUR	1,658	2,471
3.25%, 5/25/2045(d)	EUR	619	1,191
2.00%, 5/25/2048(d)	EUR	312	500
1.50%, 5/25/2050(d)	EUR	362	527
0.75%, 5/25/2052(d)	EUR	226	272
0.75%, 5/25/2053(d)	EUR	3,133	3,747
1.75%, 5/25/2066(d)	EUR	726	1,166

			14,067

Germany — 0.1%
Bundesrepublik Deutschland
4.00%, 1/4/2037(d)	EUR	1,640	3,266
2.50%, 7/4/2044(d)	EUR	565	1,080
0.00%, 8/15/2050(d)	EUR	390	465

			4,811

Indonesia — 0.0%(c)
Republic of Indonesia 2.15%, 7/18/2024(d)	EUR	1,120	1,401

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Italy — 1.0%
Buoni Poliennali del Tesoro
0.35%, 11/1/2021(d)	EUR	1,485	1,765
1.00%, 7/15/2022(d)	EUR	438	527
0.95%, 3/1/2023(d)	EUR	2,161	2,620
0.60%, 6/15/2023(d)	EUR	187	226
2.45%, 10/1/2023(d)	EUR	1,738	2,189
0.65%, 10/15/2023(d)	EUR	2,220	2,694
1.40%, 5/26/2025(d)	EUR	3,097	3,999
1.85%, 7/1/2025(d)	EUR	7,767	9,936
0.50%, 2/1/2026(d)	EUR	2,679	3,261
0.85%, 1/15/2027(d)	EUR	4,900	6,064
0.95%, 12/1/2031(d)	EUR	1,496	1,825
1.65%, 3/1/2032(d)	EUR	721	940
2.25%, 9/1/2036(d)	EUR	2,842	3,940
0.95%, 3/1/2037(d)	EUR	1,800	2,089
1.80%, 3/1/2041(d)	EUR	6	8
4.75%, 9/1/2044(d)	EUR	405	793
2.70%, 3/1/2047(d)	EUR	690	1,018
3.45%, 3/1/2048(d)	EUR	704	1,178
2.45%, 9/1/2050(d)	EUR	650	920
2.80%, 3/1/2067(d)	EUR	252	368
Italian Republic Government Bond 2.38%, 10/17/2024		5,381	5,613

			51,973

Japan — 2.2%
Japan Finance Organization for Municipalities
0.88%, 9/22/2021(d)	EUR	770	915
3.25%, 4/24/2023(e)		1,890	1,983
Japan Government Bond
0.10%, 12/20/2022	JPY	627,950	5,742
0.80%, 9/20/2023	JPY	1,154,500	10,730
0.10%, 6/20/2024	JPY	549,750	5,045
0.10%, 9/20/2024	JPY	277,250	2,545
0.50%, 9/20/2024	JPY	393,150	3,655
0.10%, 12/20/2024	JPY	405,400	3,725
0.10%, 6/20/2026	JPY	650,000	5,990
0.10%, 9/20/2027	JPY	731,500	6,760
0.10%, 12/20/2029	JPY	756,650	6,994
0.10%, 3/20/2030	JPY	161,100	1,488
1.60%, 3/20/2032	JPY	480,200	5,093
1.50%, 6/20/2034	JPY	531,250	5,684
1.40%, 9/20/2034	JPY	875,800	9,283
0.70%, 3/20/2037	JPY	721,800	7,044
0.60%, 9/20/2037	JPY	842,050	8,090
0.30%, 12/20/2039	JPY	69,950	632
0.40%, 6/20/2040	JPY	341,200	3,129
1.50%, 3/20/2045	JPY	126,150	1,411
1.40%, 12/20/2045	JPY	145,750	1,601
0.80%, 12/20/2047	JPY	288,550	2,787
0.40%, 9/20/2049	JPY	42,550	368
0.40%, 12/20/2049	JPY	353,800	3,052
0.40%, 3/20/2050	JPY	270,750	2,331
0.90%, 3/20/2057	JPY	194,150	1,885
0.50%, 3/20/2060	JPY	124,200	1,051

			109,013

Kuwait — 0.0%(c)
State of Kuwait 2.75%, 3/20/2022(d)		700	712

Mexico — 0.1%
Mex Bonos Desarr Fix Rt 8.50%, 5/31/2029	MXN	50,000	2,767

Netherlands — 0.1%
Kingdom of Netherlands
0.25%, 7/15/2029(d)	EUR	555	697
4.00%, 1/15/2037(d)	EUR	100	196
3.75%, 1/15/2042(d)	EUR	917	1,939
2.75%, 1/15/2047(d)	EUR	110	221
0.00%, 1/15/2052(d)	EUR	450	516

			3,569

Peru — 0.0%(c)
Republic of Peru 1.86%, 12/1/2032		487	444

Philippines — 0.0%(c)
Republic of Philippines 0.25%, 4/28/2025	EUR	1,303	1,550

Qatar — 0.0%(c)
State of Qatar 3.88%, 4/23/2023(e)		860	911

Romania — 0.0%(c)
Romania Government Bond 2.00%, 4/14/2033(e)	EUR	1,470	1,725

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
2.38%, 10/26/2021(d)		3,700	3,715
2.25%, 2/2/2033(e)		914	897

			4,612

South Korea — 0.2%
Export-Import Bank of Korea
4.38%, 9/15/2021		2,900	2,914
0.75%, 9/21/2025		4,217	4,193
Republic of Korea 0.00%, 9/16/2025	EUR	1,276	1,527

			8,634

Spain — 0.5%
Bonos and Obligaciones del Estado
0.45%, 10/31/2022	EUR	1,521	1,829
4.80%, 1/31/2024(d)	EUR	1,660	2,235
0.00%, 1/31/2025	EUR	74	89
1.60%, 4/30/2025(d)	EUR	4,010	5,132
1.50%, 4/30/2027(d)	EUR	2,670	3,498
1.40%, 7/30/2028(d)	EUR	1,322	1,737
0.10%, 4/30/2031(d)	EUR	3,140	3,688
2.35%, 7/30/2033(d)	EUR	2,193	3,199
4.70%, 7/30/2041(d)	EUR	418	848
2.90%, 10/31/2046(d)	EUR	980	1,643
2.70%, 10/31/2048(d)	EUR	275	449
1.00%, 10/31/2050(d)	EUR	226	256
3.45%, 7/30/2066(d)	EUR	421	812

			25,415

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)		Value ($000)
Sweden — 0.1%
Kingdom of Sweden
1.50%, 11/13/2023(d)	SEK	4,690		568
0.75%, 5/12/2028	SEK	1,985		243
0.75%, 11/12/2029(d)	SEK	1,595		196
3.50%, 3/30/2039	SEK	1,370		241
0.50%, 11/24/2045	SEK	470		53
Svensk Exportkredit AB 2.88%, 3/14/2023		3,300		3,440

				4,741

United Arab Emirates — 0.0%(c)
United Arab Emirates Government Bond 0.75%, 9/2/2023(e)		1,569		1,578

United Kingdom — 0.7%
United Kingdom of Great Britain and Northern Ireland
0.63%, 6/7/2025(d)	GBP	4,517		6,382
1.25%, 7/22/2027(d)	GBP	3,402		4,980
4.25%, 3/7/2036(d)	GBP	1,152		2,354
1.75%, 9/7/2037(d)	GBP	1,593		2,494
4.75%, 12/7/2038(d)	GBP	1,018		2,294
1.25%, 10/22/2041(d)	GBP	1,000		1,457
0.88%, 1/31/2046(d)	GBP	1,300		1,751
4.25%, 12/7/2046(d)	GBP	1,735		4,167
1.50%, 7/22/2047(d)	GBP	2,447		3,788
0.63%, 10/22/2050(d)	GBP	1,090		1,373
1.75%, 7/22/2057(d)	GBP	609		1,057
2.50%, 7/22/2065(d)	GBP	1,217		2,691
1.63%, 10/22/2071(d)	GBP	290		539

				35,327

Venezuela, Bolivarian Republic of — 0.0%(c)
Bolivarian Republic of Venezuela
7.75%, 10/13/2019(d)(i)		10		1
12.75%, 8/23/2022(d)(i)		180		18
9.25%, 5/7/2028(d)(i)		180		18

				37

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $286,478)				295,020

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes 1.38%, 1/31/2022(m)(Cost $70,240)		69,793		70,240

		Shares (000)
EXCHANGE-TRADED FUNDS — 0.5%
United States — 0.5%
iShares MSCI India ETF(Cost $16,559)		539		24,072

		No. of Warrants (000)
WARRANTS — 0.4%
Switzerland — 0.3%
UBS AG expiring 1/10/2022*		24		1,733
expiring 4/15/2022*		46		263
expiring 4/18/2022*		20		324
expiring 4/25/2022*		146		363
expiring 8/9/2022*		5		443
expiring 8/9/2022*		6		468
expiring 2/24/2023*		63		614
expiring 7/8/2022*		27		685
expiring 7/20/2022*		40		161
expiring 4/8/2022*		53		805
expiring 5/2/2022*		73		1,086
expiring 8/12/2021*		107		1,117
expiring 12/6/2021*		63		1,282
expiring 2/15/2022*		325		1,364
expiring 12/10/2021*		154		1,514
expiring 11/1/2021*		31		1,575
expiring 12/13/2021*		113		1,711
expiring 3/24/2022*‡		253		854
expiring 8/15/2022*		14		70

				16,432

United Kingdom — 0.1%
Nmg Research Ltd.expiring 9/24/2027, price 1.00 USD*‡		1		18
UBS AG expiring 8/16/2022, price 1.00 USD*		82		1,089
expiring 8/26/2022, price 1.00 USD*		17		883
expiring 4/25/2022, price 1.00 USD*‡		16		40

				2,030

United States — 0.0%(c)
Windstream Holdings, Inc.expiring 12/31/2049, price 10.75 USD*‡		—	(a)	8

TOTAL WARRANTS (Cost $18,063)				18,470

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 0.3%
United States — 0.3%
ABFC Trust
Series 2004-HE1, Class M1, 0.99%, 3/25/2034‡(n)	243	239
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1, 1.89%, 10/25/2032‡(n)	140	144
Series 2003-OP1, Class M1, 1.14%, 12/25/2033‡(n)	264	263
Series 2004-OP1, Class M3, 1.96%, 4/25/2034(n)	31	31
Series 2004-HE4, Class M2, 1.06%, 12/25/2034‡(n)	94	94
Ameriquest Mortgage Securities, Inc.
Series 2004-FR1W, Class A6, 4.04%, 5/25/2034‡(h)	133	135
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE2, Class M1, 1.44%, 4/15/2033‡(n)	697	704
Series 2004-HE2, Class M2, 1.96%, 4/25/2034‡(n)	347	348
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3, 1.89%, 6/25/2034(n)	53	54
Series 2004-HE6, Class M2, 1.96%, 8/25/2034‡(n)	256	256
Bear Stearns Asset-Backed Securities Trust
Series 2004-1, Class M1, 1.07%, 6/25/2034‡(n)	274	280
Chase Funding Trust
Series 2003-2, Class 2M1, 0.91%, 11/25/2032‡(n)	428	427
Conn’s Receivables Funding LLC
Series 2019-B, Class B, 3.62%, 6/17/2024‡(e)	120	121
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.21%, 12/25/2032‡(n)	20	20
Series 2004-2, Class M1, 0.84%, 5/25/2034‡(n)	25	25
Series 2004-3, Class M1, 0.84%, 6/25/2034‡(n)	57	56
Countrywide Partnership Trust
Series 2004-EC1, Class M2, 1.03%, 1/25/2035‡(n)	321	316
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB4, Class A5, 6.78%, 5/25/2035(h)	915	933
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 1.81%, 7/25/2034‡(n)	50	50
Series 2004-6, Class M1, 0.99%, 10/25/2034(n)	177	174
Series 2004-6, Class M2, 1.06%, 10/25/2034‡(n)	50	50
First Franklin Mortgage Loan Trust
Series 2005-FF10, Class A1, 0.69%, 11/25/2035‡(n)	232	230
Fremont Home Loan Trust
Series 2004-B, Class M7, 3.09%, 5/25/2034(n)	43	47
Series 2004-2, Class M2, 1.02%, 7/25/2034(n)	117	118
GSAMP Trust
Series 2004-OPT, Class M1, 0.96%, 11/25/2034‡(n)	393	391
Home Equity Asset Trust
Series 2004-7, Class M1, 1.02%, 1/25/2035(n)	72	72
Home Equity Mortgage Loan Asset-Backed Trust SPMD
Series 2004-B, Class M8, 3.39%, 11/25/2034‡(n)	105	105
MASTR Asset-Backed Securities Trust
Series 2003-NC1, Class M5, 6.09%, 4/25/2033‡(n)	87	90
Series 2005-NC1, Class M2, 0.84%, 12/25/2034‡(n)	152	150
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-HE2, Class M2, 2.56%, 8/25/2033‡(n)	6	6
Series 2004-NC7, Class M2, 1.02%, 7/25/2034‡(n)	64	63
Series 2004-NC6, Class M2, 1.96%, 7/25/2034‡(n)	201	202
Series 2004-HE6, Class M1, 0.91%, 8/25/2034(n)	170	169
Series 2004-HE8, Class M3, 1.21%, 9/25/2034‡(n)	19	18
Series 2005-HE1, Class M3, 0.87%, 12/25/2034‡(n)	35	33
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3, 1.07%, 2/25/2033‡(n)	217	217
New Century Home Equity Loan Trust
Series 2004-2, Class M3, 1.09%, 8/25/2034‡(n)	293	291
NovaStar Mortgage Funding Trust
Series 2003-2, Class M3, 3.46%, 9/25/2033‡(n)	476	500
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(e)	118	118
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(e)	965	966
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(e)	1,045	1,049

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Option One Mortgage Loan Trust
Series 2004-1, Class M1, 0.99%, 1/25/2034‡(n)	426		425
Series 2004-1, Class M2, 1.74%, 1/25/2034‡(n)	317		317
Series 2004-3, Class M2, 0.94%, 11/25/2034‡(n)	20		20
Renaissance Home Equity Loan Trust
Series 2003-2, Class M1, 1.33%, 8/25/2033‡(n)	131		127
Series 2004-1, Class M4, 2.79%, 5/25/2034‡(n)	396		403
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(h)	18		19
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2, 1.81%, 2/25/2034‡(n)	176		178
Soundview Home Loan Trust
Series 2005-OPT1, Class M2, 0.76%, 6/25/2035‡(n)	224		224
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.06%, 10/25/2033‡(n)	49		49
Series 2004-BNC1, Class A5, 1.33%, 9/25/2034‡(n)	27		27
Series 2004-8, Class M9, 3.84%, 9/25/2034(n)	644		671
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M6, 2.91%, 10/25/2034(n)	100		100
Series 2004-2, Class M8A, 4.59%, 10/25/2034‡(e)(n)	97		99

TOTAL ASSET-BACKED SECURITIES (Cost $11,554)			12,214

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
United States — 0.2%
Alternative Loan Trust
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	58		59
Series 2005-11CB, Class 2A1, 5.50%, 6/25/2035	56		54
Series 2005-19CB, Class A2, IF, 16.74%, 6/25/2035(n)	13		14
Series 2005-27, Class 1A6, 1.32%, 8/25/2035(n)	643		556
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	569		438
American Home Mortgage Investment Trust
Series 2006-3, Class 22A1, 1.91%, 12/25/2036(n)	35		33
Banc of America Funding Trust
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	39		38
Bear Stearns ALT-A Trust
Series 2003-6, Class 2A2, 2.99%, 1/25/2034(n)	2		2
Series 2005-4, Class 23A1, 2.63%, 5/25/2035(n)	39		39
Series 2005-4, Class 23A2, 2.63%, 5/25/2035(n)	298		305
Bear Stearns ARM Trust
Series 2005-9, Class A1, 2.41%, 10/25/2035(n)	87		89
Series 2006-1, Class A1, 2.37%, 2/25/2036(n)	143		145
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC3, Class M1, 0.64%, 6/25/2034‡(n)	363		349
Chase Mortgage Finance Trust
Series 2006-S4, Class A5, 6.00%, 12/25/2036	227		154
Series 2007-A1, Class 1A1, 2.47%, 2/25/2037(n)	39		40
Series 2007-A1, Class 8A1, 2.70%, 2/25/2037(n)	64		66
CHL GMSR Issuer Trust
Series 2018-GT1, Class B, 3.59%, 5/25/2023‡(e)(n)	840		840
CHL Mortgage Pass-Through Trust
Series 2004-9, Class A7, 5.25%, 6/25/2034	50		51
Series 2004-25, Class 2A1, 0.77%, 2/25/2035(n)	279		263
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	376		313
Series 2005-31, Class 2A1, 2.54%, 1/25/2036(n)	253		232
Series 2006-21, Class A14, 6.00%, 2/25/2037	129		98
Series 2007-10, Class A4, 5.50%, 7/25/2037	170		115
Series 2007-9, Class A11, 5.75%, 7/25/2037	45		33
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 2.84%, 8/25/2035(n)	125		129
Series 2005-11, Class A2A, 2.53%, 10/25/2035(n)	46		47
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 2.86%, 8/25/2035(n)	177		185
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-8, Class 5A1, 6.00%, 12/25/2034	237		248
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 0.39%, 4/25/2036(n)	462		466
Series 2007-3, Class 2A1, 0.84%, 10/25/2047(n)	—	(a)	—	(a)
GSR Mortgage Loan Trust
Series 2004-11, Class 2A2, 3.17%, 9/25/2034(n)	133		140

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
HarborView Mortgage Loan Trust
Series 2006-14, Class 1A1A, 0.27%, 1/25/2047(n)	—	(a)	—	(a)
Impac CMB Trust
Series 2004-6, Class 1A2, 0.87%, 10/25/2034(n)	35		35
Series 2005-2, Class 2A2, 0.89%, 4/25/2035(n)	261		256
Series 2005-4, Class 2A2, 0.85%, 5/25/2035(n)	241		240
Series 2005-4, Class 2M2, 1.21%, 5/25/2035(n)	170		166
Series 2005-4, Class 2B1, 2.56%, 5/25/2035‡(n)	255		259
JPMorgan Mortgage Trust
Series 2005-A8, Class 2A3, 2.91%, 11/25/2035(n)	113		108
Series 2006-A7, Class 2A2, 3.12%, 1/25/2037(n)	676		632
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034(n)	108		108
MASTR Alternative Loan Trust
Series 2003-5, Class 30B1, 5.93%, 8/25/2033‡(n)	507		474
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	41		41
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A3, 2.82%, 2/25/2035(n)	26		26
Series 2005-1, Class 2A1, 1.99%, 4/25/2035(n)	29		29
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 3A, 2.31%, 5/25/2033(n)	41		41
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 2.60%, 7/25/2034(n)	59		62
Series 2004-11AR, Class 1A2A, 0.40%, 1/25/2035(n)	128		140
MortgageIT Trust
Series 2005-1, Class 1B1, 1.59%, 2/25/2035‡(n)	135		137
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 0.87%, 11/25/2035(n)	70		71
Series 2005-5, Class 1APT, 0.65%, 12/25/2035(n)	410		408
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 0.51%, 4/25/2036(n)	504		476
RALI Trust
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	437		435
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	388		384
Series 2007-S6, Class 2A5, 0.59%, 6/25/2037(n)	1,182		986
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 2.71%, 3/25/2035(n)	281		291
Series 2005-AR5, Class A6, 2.77%, 5/25/2035(n)	186		194
Series 2005-AR7, Class A3, 2.56%, 8/25/2035(n)	160		166
Series 2005-AR14, Class 1A4, 2.89%, 12/25/2035(n)	153		155
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 2.61%, 7/25/2034(n)	22		21
Series 2005-AR14, Class A1, 2.58%, 8/25/2035(n)	127		129

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,871)			12,011

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
United States — 0.2%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.29%, 7/25/2023(n)	102,984		542
Series KC03, Class X1, IO, 0.49%, 11/25/2024(n)	29,763		409
Series K078, Class X1, IO, 0.09%, 6/25/2028(n)	63,473		538
Series K082, Class X1, IO, 0.01%, 9/25/2028(n)	420,393		1,782
Series K083, Class X1, IO, 0.03%, 9/25/2028(n)	133,872		731
FNMA ACES
Series 2019-M21, Class X2, IO, 1.34%, 2/25/2031(n)	3,685		374
FREMF
Series 2018-KF46, Class B, 2.05%, 3/25/2028(e)(n)	382		372
FREMF Mortgage Trust
Series 2017-KF31, Class B, 3.00%, 4/25/2024(e)(n)	141		140
Series 2017-KF32, Class B, 2.65%, 5/25/2024(e)(n)	298		298
Series 2017-KF36, Class B, 2.75%, 8/25/2024(e)(n)	317		317
Series 2017-KF38, Class B, 2.60%, 9/25/2024(e)(n)	344		344
Series 2018-KF45, Class B, 2.05%, 3/25/2025(e)(n)	570		568
Series 2018-KF47, Class B, 2.10%, 5/25/2025(e)(n)	306		300

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)		Value ($000)
Series 2018-KF49, Class B, 2.00%, 6/25/2025(e)(n)		248		244
Series 2019-KF63, Class B, 2.45%, 5/25/2029(e)(n)		1,773		1,773
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 5.91%, 7/15/2044(n)		317		313
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(n)		1,558		834
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates
Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(e)		362		363
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(e)(n)		316		329
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(e)(n)		464		478
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, IO, 1.61%, 8/15/2052(n)		3,949		400

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,771)				11,449

SUPRANATIONAL — 0.1%
European Investment Bank 0.50%, 6/21/2023	AUD	1,210		890
Inter-American Development Bank
0.50%, 5/23/2023	CAD	3,650		2,922
1.70%, 10/10/2024	CAD	800		658
4.40%, 1/26/2026	CAD	614		565

TOTAL SUPRANATIONAL (Cost $4,790)				5,035

LOAN ASSIGNMENTS — 0.0%(c)(o)
United States — 0.0%(c)
American Axle & Manufacturing, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(g)		77		77
Claire’s Stores, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(g)(p)		258		247
FGI Operating Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(g)(i)		17		5
FGI Operating Co. LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(g)(i)		86		—
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 7.00%), 8.00%, 4/1/2024‡(g)		585		610
Moran Foods LLC, Tranche A Second Lien Term Loan
(ICE LIBOR USD 2 Month + 10.75%), 11.75%, 10/1/2024(g)		380		333
Steinway Musical Instruments, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(g)		45		44

				1,316

TOTAL LOAN ASSIGNMENTS (Cost $1,128)				1,316

		Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.0%(c)
United States — 0.0%(c)
Claire’s Stores, Inc.*‡ (Cost $86)		—	(a)	532

PREFERRED STOCKS — 0.0%(c)
United States — 0.0%(c)
GMAC Capital Trust I,
Series 2, (ICE LIBOR USD 3 Month + 5.79%), 5.94%, 2/15/2040 ($25 par value)(b)(g)		—	(a)	1
Goodman Networks, Inc.*‡		3		—	(a)
MYT Holding LLC,
Series A, 10.00%, 6/6/2029‡		40		41

TOTAL PREFERRED STOCKS (Cost $50)				42

		No. of Rights (000)
RIGHTS — 0.0%(c)
United States — 0.0%(c)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)		17		23

		Principal Amount ($000)
SHORT-TERM INVESTMENTS — 9.3%
CERTIFICATES OF DEPOSIT — 0.3%
Bank of Montreal 0.20%, 7/26/2022		2,700		2,700

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bank of Nova Scotia (The) 0.20%, 7/21/2022	2,700	2,700
Cooperatieve Rabobank UA 0.14%, 2/28/2022	2,700	2,701
MUFG Bank Ltd. 0.23%, 7/15/2022	2,700	2,700
Nordea Bank Abp 0.19%, 6/24/2022	2,700	2,700
Sumitomo Mitsui Banking Corp. 0.17%, 2/1/2022	2,700	2,700

TOTAL CERTIFICATES OF DEPOSIT (Cost $16,200)		16,201

COMMERCIAL PAPER — 1.6%
ASB Finance Ltd. 0.20%, 7/8/2022(e)(q)	2,700	2,695
Banco Del Estado De Chile 0.23%, 7/14/2022(e)(q)	2,700	2,694
Banco Santander SA 0.16%, 1/24/2022(e)(q)	950	949
Barclays Bank plc
0.21%, 4/5/2022(e)(q)	2,500	2,497
0.21%, 4/14/2022(e)(q)	350	349
BAT International Finance plc 0.19%, 8/24/2021(e)(q)	715	715
CDP Financial, Inc. 0.14%, 4/26/2022(e)(q)	8,100	8,091
Credit Industriel et Commercial 0.16%, 2/23/2022(e)(q)	2,700	2,698
HSBC USA, Inc. 0.28%, 7/15/2022(e)(q)	2,700	2,691
KEB Hana Bank USA 0.18%, 3/18/2022(e)(q)	5,400	5,395
Kookmin Bank 0.16%, 1/24/2022(e)(q)	2,700	2,697
Kreditanstalt fuer Wiederaufbau 0.14%, 4/25/2022(e)(q)	8,100	8,091
Macquarie Bank Ltd. 0.11%, 10/22/2021(e)(q)	3,000	2,999
National Grid plc 0.16%, 8/26/2021(e)(q)	2,000	2,000
NatWest Markets plc 0.22%, 4/22/2022(e)(q)	2,700	2,696
Province of Alberta Canada 0.16%, 4/14/2022(e)(q)	8,100	8,092
PSP Capital, Inc.
0.09%, 11/29/2021(e)(q)	5,000	4,998
0.16%, 6/1/2022(e)(q)	8,100	8,088
Tampa Electric Co. 0.18%, 8/20/2021(e)(q)	2,000	2,000
TotalEnergies Capital Canada Ltd. 0.12%, 1/26/2022(e)(q)	5,300	5,297
Walt Disney Co. (The) 0.20%, 6/30/2022(e)(q)	2,700	2,694

TOTAL COMMERCIAL PAPER (Cost $78,429)		78,426

	Shares (000)
INVESTMENT COMPANIES — 5.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(r)(s)(Cost $299,097)	298,994	299,143

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(r)(s)	65,262	65,263
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(r)(s)	8,898	8,898

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $74,162)		74,161

TOTAL SHORT-TERM INVESTMENTS (Cost $467,888)		467,931

TOTAL LONG POSITIONS (Cost $4,224,077)		5,082,688

SHORT POSITIONS — (0.9)%
COMMON STOCKS — (0.8)%
United States — (0.8)%
Apple, Inc.	(31)	(4,576)
Caterpillar, Inc.	(4)	(889)
Clorox Co. (The)	(17)	(3,059)
Cloudera, Inc.*	(328)	(5,210)
Entergy Corp.	(9)	(907)
Intel Corp.	(17)	(894)
Kellogg Co.	(9)	(547)
Magellan Health, Inc.*	(44)	(4,193)
Micron Technology, Inc.*	(36)	(2,792)
Nuance Communications, Inc.*	(90)	(4,963)
Proofpoint, Inc.*	(18)	(3,101)
Sirius XM Holdings, Inc.	(856)	(5,536)
Sykes Enterprises, Inc.*	(77)	(4,133)

		(40,800)

TOTAL COMMON STOCKS (Proceeds $(40,221))		(40,800)

EXCHANGE-TRADED FUNDS — (0.1)%
United States — (0.1)%
SPDR S&P 500 ETF Trust (Proceeds $(2,721))	(6)	(2,717)

TOTAL SHORT POSITIONS (Proceeds $(42,942))		(43,517)

Total Investments — 100.2% (Cost $4,181,135)		5,039,171
Liabilities in Excess of Other Assets — (0.2)%		(9,850)

Net Assets — 100.0%		5,029,321

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	7.2%
Foreign Government Securities	5.8
Semiconductors & Semiconductor Equipment	4.5
Oil, Gas & Consumable Fuels	4.0
Internet & Direct Marketing Retail	2.8
Capital Markets	2.8
Software	2.8
Technology Hardware, Storage & Peripherals	2.7
Interactive Media & Services	2.7
Pharmaceuticals	2.6
Insurance	2.6
IT Services	2.5
Machinery	2.3
Health Care Providers & Services	1.8
Beverages	1.7
Equity Real Estate Investment Trusts (REITs)	1.7
Chemicals	1.7
Biotechnology	1.7
Electric Utilities	1.7
Food Products	1.6
Metals & Mining	1.6
Media	1.6
Diversified Telecommunication Services	1.6
Hotels, Restaurants & Leisure	1.6
Commercial Paper	1.5
Specialty Retail	1.5
Aerospace & Defense	1.5
Automobiles	1.4
U.S. Treasury Notes	1.4
Health Care Equipment & Supplies	1.4
Household Durables	1.3
Electrical Equipment	1.3
Textiles, Apparel & Luxury Goods	1.3
Entertainment	1.0
Building Products	1.0
Road & Rail	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	12.5
Short-Term Investments	7.3

INDUSTRY (SHORT)	PERCENT OF TOTAL INVESTMENTS
Software	30.5%
Media	12.7
Technology Hardware, Storage & Peripherals	10.5
Health Care Providers & Services	9.6
IT Services	9.5
Semiconductors & Semiconductor Equipment	8.5
Household Products	7.0
Exchange-Traded Fund	6.2
Electric Utilities	2.1
Machinery	2.1
Food Products	1.3

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of July 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	Amount rounds to less than one thousand.
(b)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $71,270.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $41,067.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2021.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2021.
(i)	Defaulted security.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2021.
(l)	Security is an interest bearing note with preferred security characteristics.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2021.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The rate shown is the effective yield as of July 31, 2021.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	735	09/2021	AUD	78,425	2,281
Canada 10 Year Bond	583	09/2021	CAD	69,160	1,941
Canada 5 Year Bond	49	09/2021	CAD	4,931	35
EURO STOXX 50 Index	1,445	09/2021	EUR	70,057	(327)
Euro-BTP	35	09/2021	EUR	6,406	156
Euro-Bund	982	09/2021	EUR	205,721	5,715
Euro-OAT	69	09/2021	EUR	13,267	306
Euro-Schatz	33	09/2021	EUR	4,398	8
Foreign Exchange AUD/USD	834	09/2021	USD	61,216	(3,405)
Foreign Exchange CAD/USD	1,536	09/2021	USD	123,126	(4,001)
Foreign Exchange EUR/USD	2,510	09/2021	USD	372,484	(10,443)
Foreign Exchange GBP/USD	1,183	09/2021	USD	102,781	(2,056)
Foreign Exchange JPY/USD	2,515	09/2021	USD	286,631	(790)
Japan 10 Year Bond Mini	81	09/2021	JPY	11,249	53
Long Gilt	333	09/2021	GBP	60,076	1,267
MSCI EAFE E-Mini Index	203	09/2021	USD	23,550	(391)
S&P 500 E-Mini Index	872	09/2021	USD	191,360	2,300
S&P/TSX 60 Index	189	09/2021	CAD	36,746	372
U.S. Treasury Long Bond	779	09/2021	USD	128,486	3,275
ASX 90 Day Bank Accepted Bill	45	09/2022	AUD	33,006	— (a)
ASX 90 Day Bank Accepted Bill	45	12/2022	AUD	32,997	(2)
3 Month Euro Euribor	273	12/2023	EUR	81,293	93

					(3,613)

Short Contracts
Australia 3 Year Bond	(73)	09/2021	AUD	(6,272)	(9)
Euro-Bobl	(1)	09/2021	EUR	(161)	(2)
Euro-Buxl	(2)	09/2021	EUR	(511)	(2)
MSCI Emerging Markets E-Mini Index	(5,644)	09/2021	USD	(360,595)	25,334
MSCI Europe Equity Index	(8,449)	09/2021	EUR	(277,777)	(1,796)
U.S. Treasury 2 Year Note	(44)	09/2021	USD	(9,709)	— (a)
U.S. Treasury 5 Year Note	(112)	09/2021	USD	(13,941)	(73)
U.S. Treasury 10 Year Note	(93)	09/2021	USD	(12,510)	(218)
U.S. Treasury 10 Year Ultra Note	(34)	09/2021	USD	(5,113)	(104)
U.S. Treasury Ultra Bond	(16)	09/2021	USD	(3,195)	(31)

					23,099

					19,486

Abbreviations

ASX	Australian Securities Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TSX	Toronto Stock Exchange
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of July 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,367	USD	1,621	HSBC Bank, NA	8/4/2021	—	(a)
JPY	711,312	USD	6,384	Merrill Lynch International	8/4/2021	100
USD	6,018	AUD	8,017	BNP Paribas	8/4/2021	135
USD	7,057	CAD	8,739	Barclays Bank plc	8/4/2021	53
USD	1,297	EUR	1,092	BNP Paribas	8/4/2021	2
USD	130,898	EUR	109,999	Goldman Sachs International	8/4/2021	409
USD	2,589	EUR	2,181	Royal Bank of Canada	8/4/2021	2
USD	2,857	MXN	56,876	State Street Corp.	8/4/2021	—	(a)
USD	1,261	SEK	10,718	Barclays Bank plc	8/4/2021	16
EUR	3,105	USD	3,673	Royal Bank of Canada	9/3/2021	12
USD	5,911	AUD	8,017	Barclays Bank plc	9/3/2021	27
USD	762	AUD	1,034	Goldman Sachs International	9/3/2021	3
USD	7,882	CAD	9,799	State Street Corp.	9/3/2021	29
USD	2,250	DKK	14,064	Barclays Bank plc	9/3/2021	6
USD	134,381	EUR	112,900	BNP Paribas	9/3/2021	371
USD	1,848	GBP	1,323	Barclays Bank plc	9/3/2021	8
USD	41,320	GBP	29,607	State Street Corp.	9/3/2021	163
USD	105,973	JPY	11,619,150	State Street Corp.	9/3/2021	35
USD	2,852	MXN	56,876	State Street Corp.	9/3/2021	7
USD	1,252	SEK	10,718	State Street Corp.	9/3/2021	7
CHF	1,415	USD	1,540	Barclays Bank plc	9/29/2021	25
CHF	708	USD	774	Royal Bank of Canada	9/29/2021	9
EUR	1,375	USD	1,620	Merrill Lynch International	9/29/2021	12
EUR	6,300	USD	7,435	Royal Bank of Canada	9/29/2021	47
GBP	453	USD	625	Standard Chartered Bank	9/29/2021	5
USD	283,102	EUR	236,756	BNP Paribas	9/29/2021	1,922
USD	6,382	EUR	5,351	Standard Chartered Bank	9/29/2021	26
USD	7,789	EUR	6,500	State Street Corp.	9/29/2021	70
USD	607	NOK	5,164	BNP Paribas	9/29/2021	22

Total unrealized appreciation						3,523

AUD	8,017	USD	5,910	Barclays Bank plc	8/4/2021	(27)
EUR	112,900	USD	134,305	BNP Paribas	8/4/2021	(374)
EUR	1,864	USD	2,214	Royal Bank of Canada	8/4/2021	(3)
GBP	29,607	USD	41,317	State Street Corp.	8/4/2021	(163)
JPY	11,619,150	USD	105,949	State Street Corp.	8/4/2021	(36)
MXN	56,876	USD	2,863	State Street Corp.	8/4/2021	(7)
SEK	10,718	USD	1,252	State Street Corp.	8/4/2021	(7)
USD	3,365	EUR	2,859	Royal Bank of Canada	8/4/2021	(26)
USD	5,419	GBP	3,928	Merrill Lynch International	8/4/2021	(40)
USD	35,603	GBP	25,679	State Street Corp.	8/4/2021	(91)
USD	111,582	JPY	12,330,462	Merrill Lynch International	8/4/2021	(815)
USD	2,583	EUR	2,190	TD Bank Financial Group	9/3/2021	(16)
DKK	6,551	USD	1,054	Barclays Bank plc	9/29/2021	(8)
DKK	25,245	USD	4,064	Merrill Lynch International	9/29/2021	(34)
EUR	7,293	USD	8,702	Barclays Bank plc	9/29/2021	(40)
EUR	7,799	USD	9,306	Royal Bank of Canada	9/29/2021	(44)
EUR	1,000	USD	1,195	Standard Chartered Bank	9/29/2021	(8)
GBP	44,448	USD	62,139	Barclays Bank plc	9/29/2021	(347)
NOK	21,564	USD	2,538	Barclays Bank plc	9/29/2021	(97)
SEK	36,851	USD	4,355	Merrill Lynch International	9/29/2021	(73)
SEK	13,264	USD	1,556	Royal Bank of Canada	9/29/2021	(14)
SEK	13,599	USD	1,598	State Street Corp.	9/29/2021	(17)
USD	14,745	CHF	13,503	State Street Corp.	9/29/2021	(185)
USD	2,039	CHF	1,861	TD Bank Financial Group	9/29/2021	(19)
USD	1,856	EUR	1,572	Barclays Bank plc	9/29/2021	(11)
USD	6,453	EUR	5,464	BNP Paribas	9/29/2021	(36)
USD	10,648	EUR	9,000	Royal Bank of Canada	9/29/2021	(41)
USD	1,184	GBP	861	Merrill Lynch International	9/29/2021	(12)
USD	1,251	GBP	902	State Street Corp.	9/29/2021	(3)

Total unrealized depreciation						(2,594)

Net unrealized appreciation						929

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2021 (amounts in thousands):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in GBP based on the local currencies of the positions within the swaps.	4/29/2022	$51,764	$(497)	$30	$(467)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
3i Group plc	141	2,507	134	0.0	(a)
Ashtead Group plc	37	2,776	(84)	0.0	(a)
Barclays plc	773	1,871	17	0.0	(a)
BP plc	960	3,852	(250)	0.0	(a)
Centrica plc*	1,839	1,161	(177)	0.0	(a)
Computacenter plc	83	3,146	38	0.0	(a)
Games Workshop Group plc	14	2,135	(81)	0.0	(a)
Intermediate Capital Group plc	121	3,636	(21)	0.0	(a)
Lloyds Banking Group plc	7,637	4,828	(137)	0.0	(a)
Moonpig Group plc*	187	970	(131)	0.0	(a)
National Express Group plc*	737	2,787	28	0.0	(a)
Next plc*	34	3,737	(53)	0.0	(a)
Persimmon plc	65	2,623	(150)	0.0	(a)
Segro plc	173	2,925	149	0.0	(a)
Spirent Communications plc	416	1,476	(67)	0.0	(a)
Taylor Wimpey plc	1,301	2,975	4	0.0	(a)

	14,518	43,405	(781)	0.0	(a)

Australia
BHP Group plc	132	4,288	234	0.0	(a)
Rio Tinto plc	48	4,071	50	0.0	(a)

	180	8,359	284	0.0	(a)

Total Long Positions of Total Return Basket Swap	14,698	51,764	(497)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swaps.	10/29/2021	$22,772	$279	$(15)	$264

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Ireland
AIB Group plc*	758	1,862	(3)	0.0	(a)
Bank of Ireland Group plc*	408	2,163	(22)	0.0	(a)
Smurfit Kappa Group plc	43	2,415	40	0.0	(a)

	1,209	6,440	15	0.0	(a)

Spain
CaixaBank SA	821	2,437	(18)	0.0	(a)
Laboratorios Farmaceuticos Rovi SA	29	2,061	17	0.0	(a)

	850	4,498	(1)	0.0	(a)

France
Kering SA	4	3,891	95	0.0	(a)
LVMH Moet Hennessy Louis Vuitton SE	10	7,943	170	0.0	(a)

	14	11,834	265	0.0	(a)

Total Long Positions of Total Return Basket Swap	2,073	22,772	279	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
EURIBOR	(0.56)%
GBP LIBOR	0.05

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of total OTC swap contracts outstanding as of July 31, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return basket swap contracts outstanding	—	264

Liabilities
OTC Total return basket swap contracts outstanding	—	(467)

Abbreviations
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
LIBOR	London Interbank Offered Rate
(a)	Amount rounds to less than 0.1% of net assets.
(1)	Notional value represents market value as of July 31, 2021 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$2,369	$9,845		$12,214
Collateralized Mortgage Obligations
United States	—	9,952	2,059		12,011
Commercial Mortgage-Backed Securities
United States	—	9,445	2,004		11,449
Common Stocks
Argentina	2,527	—	—		2,527
Australia	63	31,368	—		31,431
Austria	—	9,197	—		9,197
Belgium	—	11,573	—		11,573
Brazil	11,158	93	—		11,251
Canada	22,054	—	—		22,054
Chile	—	83	—		83
China	33,726	294,533	—		328,259
Denmark	97	54,807	—		54,904
Finland	—	27,975	—		27,975
France	—	131,395	—		131,395
Germany	1,505	127,856	—		129,361
Greece	—	1,795	—		1,795
Hong Kong	30	30,775	—		30,805
India	30,420	—	—		30,420
Indonesia	—	13,819	—		13,819
Ireland	8,556	1,000	—		9,556
Israel	422	602	—		1,024
Italy	3,081	20,221	—		23,302
Japan	75	71,688	—		71,763
Jordan	—	64	—		64
Luxembourg	—	2,047	—		2,047
Macau	—	2,054	—		2,054
Mexico	21,091	—	—		21,091
Netherlands	25	56,993	—		57,018
New Zealand	—	545	—		545
Norway	240	678	—		918
Peru	5,805	—	—		5,805
Poland	2,626	2,193	—		4,819
Portugal	52	196	—		248
Russia	14,125	16,061	—		30,186
Singapore	—	6,358	—		6,358
South Africa	8,417	15,536	—		23,953
South Korea	2,681	84,547	—		87,228
Spain	2,149	25,380	—		27,529
Sweden	1,800	36,435	—		38,235
Switzerland	2,199	114,558	—		116,757
Taiwan	41,512	43,954	—		85,466
Tanzania, United Republic of	—	918	—		918
Thailand	8,541	—	—		8,541
Turkey	6,266	—	—		6,266
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	4,906	83,250	—		88,156
United States	1,800,141	37,236	334		1,837,711

Total Common Stocks	2,036,290	1,357,783	334		3,394,407

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Convertible Preferred Stocks	$—	$—	$532	$532
Corporate Bonds	—	769,926	—	769,926
Exchange-Traded Funds	24,072	—	—	24,072
Foreign Government Securities	—	295,020	—	295,020
Loan Assignments
United States	—	701	615	1,316
Preferred Stocks
United States	1	—	41	42
Rights	—	—	23	23
Supranational	—	5,035	—	5,035
U.S. Treasury Obligations	—	70,240	—	70,240
Warrants
Switzerland	—	15,578	854	16,432
United Kingdom	—	1,972	58	2,030
United States	—	—	8	8

Total Warrants	—	17,550	920	18,470

Short-Term Investments
Certificates of Deposit	—	16,201	—	16,201
Commercial Paper	—	78,426	—	78,426
Investment Companies	299,143	—	—	299,143
Investment of Cash Collateral from Securities Loaned	74,161	—	—	74,161

Total Short-Term Investments	373,304	94,627	—	467,931

Total Investments in Securities	$2,433,667	$2,632,648	$16,373	$5,082,688

Liabilities
Common Stocks	$(40,800)	$—	$—	$(40,800)
Exchange-Traded Funds	(2,717)	—	—	(2,717)

Total Liabilities in Securities Sold Short	$(43,517)	$—	$—	$(43,517)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,523	$—	$3,523
Futures Contracts	43,136	—	—	43,136
Swaps	—	279	—	279
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,594)	—	(2,594)
Futures Contracts	(23,650)	—	—	(23,650)
Swaps	—	(497)	—	(497)

Total Net Appreciation/Depreciation in Other Financial Instruments	$19,486	$711	$—	$20,197

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2021
Investments in Securities:
Asset-Backed Securities	$24,115		$237	$(327)	$33	—	$(14,213)	—	—	$9,845
Collateralized Mortgage Obligations	32,785		316	169	3	—	(31,214)	—	—	2,059
Commercial Mortgage-Backed Securities	22,520		275	304	2	—	(21,097)	—	—	2,004
Common Stocks	321		(19)	91	—	—	(43)	—	(16)	334
Convertible Bonds	—	(a)	(163)	163	—	—	— (b)	—	—	—	(a)
Convertible Preferred Stocks	415		79	140	—	—	(102)	—	—	532
Corporate Bonds	115		(35)	37	—	—	(117)	—	—	—	(a)
Loan Assignments	1,036		—	(113)	3	21	(332)	—	—	615
Preferred Stocks	45		— (b)	2	—	—	(6)	—	—	41
Rights	19		— (b)	4	—	—	—	—	—	23
Warrants	31		5	88	—	876	(80)	—	—	920

Total	$81,402		$695	$558	$41	$897	($67,204)	$—	($16)	$16,373

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2021, which were valued using significant unobservable inputs (level 3) amounted to $279.

There were no significant transfers into or out of level 3 for the period ended July 31, 2021.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Large Cap Value Fund Class R6 Shares(a)	$–	$45,000	$47,124	$2,124	$–	$–	–	$–	$–
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	139,690	2,594,516	2,435,016	(34)	(13)	299,143	298,994	128	–
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	64,026	494,000	492,750	(16)	3	65,263	65,262	91	–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	9,113	226,454	226,669	–	–	8,898	8,898	3	–

Total	$212,829	$3,359,970	$3,201,559	$2,074	$(10)	$373,304		$222	$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions to manage total return risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.